COMMONWEALTH SHAREHOLDER SERVICES, INC.
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229



October 28, 2003

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE:   The World Funds, Inc.
      SEC File Nos. 333-29289/811-8255

Ladies and Gentlemen:

     On behalf of The World Funds, Inc. (the "Company"), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, please find Post-Effective Amendment No. 33 to the Company's Registration Statement on Form N-1A ("PEA No. 33"). PEA No. 33 applies only to the GenomicsFund series (the "Fund") of the Company. PEA No. 33 is being filed to: (i) disclose certain changes that have been made in the Fund; and
(ii) to make certain other non-material changes.

     Questions concerning PEA No. 33 may be directed to Terrance James Reilly at
(215) 988-7815, or in his absence, Steven M. Felsenstein at (215) 988-7837.



Very truly yours,




/s/ John Pasco, III
John Pasco, III



cc:   Mary A. Cole
      Steven M. Felsenstein
      Terrance James Reilly

As filed with the Securities and Exchange Commission on October 28, 2003

                                     Registration No. 333-29289
                                             File No.  811-8255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No.__33___                        |XX|
                                    --
                                                                  --

                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No.___34_____                                    |XX|
                      --
                                                               --

                        (Check appropriate box or boxes)

                              THE WORLD FUNDS, INC.
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                 (800)-527-9525
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                           Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

       --
      |_|  immediately upon filing pursuant to paragraph (b)
       --
      |  |  on ________________________ pursuant to paragraph (b)
       --
      |XX|  60 days after filing pursuant to paragraph (a)(1)
       --
      |__|  on (date) pursuant to paragraph (a)(1)
       --
      |  |  75 days after filing pursuant to paragraph (a)(2)
       --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Common Stock

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's SAI dated ______________, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to The World Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-8255)
                            i n v e s t i n g i n l i f e(TM)





                                  GenomicsFund






[GRAPHIC OMITTED]
                                   PROSPECTUS
                                [GRAPHIC OMITTED]







                                Prospectus dated



                              ------------------

                                  GenomicsFund
                                   a series of
                              THE WORLD FUNDS, INC.
                               1500 Forest Avenue
                                    Suite 223
                            Richmond, Virginia 23229
                                 (800) 527-9525





This prospectus describes GenomicsFund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The Fund seeks capital appreciation by investing in a non-diversified portfolio of equity securities.

















As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

                                                               PAGE

      Risk/Return Summary....
      Performance Information
      Fees and Expenses .....
      Objective and Strategies
      Risks..................
      Management.............
      Shareholder Information
      Purchasing Shares......
      Distribution Arrangements........
      Redeeming Shares.......
      Additional Information.
      Distributions and Taxes
      Financial Highlights...
      For More InformationBack Cover


















      More detailed information on all subjects covered in this prospectus is contained in the Fund's Statement of Additional Information (the "SAI"). Investors seeking more in-depth explanations of the contents of this prospectus should request the SAI and review it before purchasing shares.

                               RISK/RETURN SUMMARY

Investment Objective -- Capital appreciation.

Principal Investment Strategies -- The Fund will seek to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomic-related businesses. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies principally engaged in genomics or genomic-related businesses.

Principal Risks -- The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Net Asset Value ("NAV") per share to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the investment adviser will achieve the Fund's objective.

The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. This may cause the market action of the Fund's larger portfolio positions to have a greater impact on the Fund's NAV, which could result in increased volatility.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile -- You may want to invest in the Fund if you are seeking capital appreciation and are willing to accept share prices that may fluctuate, sometimes significantly, over the short-term. The Fund will not be appropriate if you are seeking current income or are seeking safety of principal.

                             PERFORMANCE INFORMATION

The bar chart and table show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The table compares the average annual total returns of the Fund for the period ended December 31, 2003 to the Standard and Poor's 500 Index (the "S & P 500") and the NASDAQ Composite Index ("NASDAQ"). Keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]

2001  (42.67%)
2002  (61.46%)
2003      x.xx%

[end bar chart]

During the period shown in the bar chart, the highest return for a calendar quarter was 40.06% (quarter ending June 30, 2000) and the lowest return for a calendar quarter was (46.76%) (quarter ending March 31, 2001).


                                              Average Annual Total Return
                                       (for the period ending December 31, 2003)

                                                                 Since Inception
                                                One Year          (3/1/ 2000)

  Before Taxes                                  xx.xx%                  xx.xx%
  After Taxes
   on Distributions(1)                          xx.xx%                  xx.xx%
 After Taxes on
  Distributions and Sale
  of Fund Shares(1)                             xx.xx%                  xx.xx%
-------------------------
Standard and  Poor's
  500 Stock Index(2)                            xx.xx%                  xx.xx%
NASDAQ
  Composite Index(3)                            xx.xx%                  xx.xx%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Standard & Poor's 500 Stock Index is an unmanaged index consisting of the common stocks of 500 publicly traded U.S. companies. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and SmallCap stocks. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling portfolio securities. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you may pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)Imposed on Purchases                 None
Maximum Deferred Sales Charge (Load)                            2.00%(1)
Sales Charge (Load)Imposed on Reinvested Dividends              None
Redemption Fees (2)                                             None
Exchange Fees (3)                                               None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                                                  1.00%
Distribution (12b-1) and Service Fees                           0.25%
Other Operating Expenses                                        xx.xx%
Total Fund Operating Expenses                                   xx.xx%
Expense Reimbursements (4)                                      xx.xx%
Total Annual Fund
    Operating Expenses                                          1.90%

(1) You will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.

(2) A shareholder electing to redeem shares by telephone request may be charged $10 for each such redemption request.

(3) A shareholder may be charged a $10 fee for each telephone exchange.

4) In the interest of limiting expenses of the Fund, Commonwealth Capital Management, LLC (the "Adviser") has assumed the existing expense limitation agreement from xGENx, LLC (the predecessor adviser). Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses, until March 25, 2005, so that the ratio of total annual operating expenses for the Fund is limited to 1.90%. The Adviser will be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous five
(5) years, less any reimbursement previously paid.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund and then you redeem all of your shares at the end of the periods indicated. The example assumes that you earn a 5% annual return, with no change in Fund expense levels. Because actual return and expenses will be different, the example is for comparison only.

Based on these assumptions, your costs would be:

  1 Year  3 Years 5 Years 10 Years

  $xxx    $xxx    $x,xxx  $x,xxx

Should the Adviser continue the contractual operating expense limitation for the periods shown below, your costs would be:

1 Year   3 Years 5 Years 10 Years

  $xxx   $xxx    $x,xxx  $x,xxx

                            OBJECTIVE AND STRATEGIES

The investment objective of the Fund is capital appreciation. The Fund will seek to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities, such as common stock, or securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of companies principally engaged in genomics or genomic-related businesses, as defined below. This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon sixty (60) days' prior notice.

Genomics is a broad term referring to the study of genes. A company is considered principally engaged in genomics or genomic-related businesses if at least 50% of its assets, gross income, or net profits are committed to, or derived from, the research, design, development, manufacture, or distribution of products, processes or services for use with genomics or genomic-related businesses. A company will also be considered to be engaged in genomic related businesses if it provides goods or services which benefit from genomics or provides goods or services to genomics or genomics-related businesses.

Genomics-related activities in which the Fund will invest include biological technologies, bio-information technologies, gene mapping and sequencing technologies, and gene delivery technologies (collectively, "technology sectors").

When selecting investments for the Fund, the Adviser will seek to identify companies that it believes are likely to benefit from new or innovative genomics products, services or processes that can enhance the companies' prospects for future earnings growth. Some of these companies may not have an established history of revenue or earnings at the time of purchase. Dividend income, if any, is likely to be incidental. The Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Adviser to offer capital appreciation, when an investment opportunity arises that the Adviser believes is more compelling, or to realize gains or limit losses.

                                      RISKS

Sector Risk -- The Fund invests primarily in companies engaged in genomics and genomics-related activities. The value of this type of company is particularly vulnerable to rapidly changing technology, extensive government regulation, inconsistent regulation in different countries or markets, and relatively high risks of obsolescence caused by scientific and technological advances. Technology sectors historically have been volatile, and securities of companies in these sectors may be subject to abrupt or erratic price movements. For such reasons, the Fund may experience greater volatility than funds with portfolio investments which are not subject to these types of risks.

The economic prospects of genomics companies can dramatically fluctuate due to changes in the regulatory and competitive environment in which these companies operate. A substantial portion of services and research is funded or subsidized by the government, so changes in government policy at the federal or state level may affect the demand for these products or services, and the continuation or success of research and development efforts. Regulatory approvals often entail lengthy application and testing procedures and are generally required before new products may be introduced. The Adviser will seek to reduce such risks through extensive research, and emphasis on more globally-competitive companies.

The Fund will seek to identify equity securities of companies conducting genomics or genomic-related activities. Typically, these companies' products or services compete on a global, rather than a predominately domestic or regional basis, and the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies where the companies conduct their businesses. The history of these markets reflect both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.

Stock Market Risk -- The Fund is subject to stock market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about asset allocation or selection are incorrect, the Fund may not perform as anticipated.

Small Companies Risk -- The Fund may invest in companies with small market capitalization (i.e., less than $250 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (1) they may lack depth of management; (2) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (3) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following:
(1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. To the extent that securities of small companies are not liquid, the Fund will limit its investments in such securities to not more than 15% its of assets. You should expect that the value of Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Diversification -- The Fund is non-diversified under the 1940 Act. However, because it intends to qualify as a "regulated investment company" for purposes of Subchapter M of the Internal Revenue Code of 1985, as amended (the "Code"), the Fund must meet certain diversification requirements. These include the requirement that at the end of each tax year quarter, at least 50% of the market value of its total assets must be invested in cash, cash equivalents, U.S. government securities, and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated investment company is also limited in its purchases of voting securities of any issuer and may invest no more than 25% of the value of its total assets in securities (other than U.S. Government securities) of any one issuer or of two or more issuers that the Fund controls and are engaged in the same, similar or related trades or business.

Concentration -- In addition, the Fund may invest more than 25% of its assets in what may be considered a single industry sector or several closely related industries. Accordingly, the Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that diversify to a greater extent.

Temporary Defensive Positions -- When the Fund's management believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds or certificates of deposits. When the Fund is in a temporary defensive position it may not achieve its investment objective of capital appreciation.

                                   MANAGEMENT

The Company -- The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Adviser -- Commonwealth Capital Management, LLC, located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). John Pasco, III, Chairman of the Board of the Company, is the sole owner of the Adviser. The Adviser, subject to the general supervision of the Board of Directors of the Company, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the first $250 million of average daily net assets of the Fund; 0.875% on the average daily net assets of the Fund in excess of $250 million and not more than $500 million; and 0.75% on the average daily net assets of the Fund over $500 million. For the fiscal period January 15, 2003 through August 31, 2003, the Adviser waived fees of $57,816 and reimbursed expenses in the amount of $21,731.

In the interest of limiting expenses of the Fund, the Adviser has assumed the existing expense limitation agreement from the predecessor adviser. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other operating expenses until March 25, 2005 so that the ratio of total annual operating expenses for the Fund will not exceed 1.90% of net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous five (5) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Directors of the Company.

The Adviser has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Satuit Capital Management , LLC, 2608 Goldbug Avenue, Sullivans Island, SC 29782. Robert J. Sullivan has been the President and principal shareholder of the Sub-Adviser since its inception and has been the portfolio manager of the Fund since January 15, 2003.

The Sub-Adviser provides the Adviser with investment analysis and timing advice, research and statistical analysis relating to the management of the portfolio securities of the Fund. The investment recommendations of the Sub-Adviser are subject to the review and approval of the Adviser (acting under the supervision of the Company's Board of Directors). The Adviser, from its advisory fee, pays the Sub-Adviser one-half of the advisory fee received from the Fund.

Portfolio Manager -- Since January 15, 2003, Mr. Robert J. Sullivan is principally responsible for the portfolio management of the Fund. Mr. Sullivan, who controls the Sub-Adviser, has been President of the Sub-Adviser since its founding and has been active in the investment field professionally for more than seventeen years. Since December 12, 2000, the Adviser and Mr. Sullivan have also served as the investment adviser and portfolio manager to the Satuit Capital Micro Cap Fund ("SATMX"), a series of another open-end management investment company registered under the 1940 Act.

Prior to January 15, 2003, xGENx, LLC was the investment adviser to the Fund. xGENx was entitled to receive monthly compensation accrued daily at an annual rate of 1.00% on the first $250 million of average daily net assets of the Fund; 0.875% on the average daily net assets of the Fund in excess of $250 million and not more than $500 million; and 0.75% on the average daily net assets of the Fund over $500 million. For the fiscal year ended August 31, 2002, xGENx waived fees in the amount of $117,389 and reimbursed expenses in the amount of $3,544. For the fiscal year ended August 31, 2003, xGENx waived fees in the amount of $24,603.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

Shares are bought, sold or exchanged at the NAV determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Directors.

                                PURCHASING SHARES

Shares of the Fund may be purchased directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are members of the National Association of Securities Dealers, Inc. There are no sales charges in connection with purchasing or redeeming shares of the Fund When an investor acquires shares of the Fund from a securities broker-dealer, the investor may be charged a transaction fee by that broker-dealer. The minimum initial investment in the Fund is $5,000 and additional investments must be in amounts of $100 or more. The Fund retains the right to refuse to accept any order.

Purchases by Mail -- For initial purchases, the account application form, which accompanies this prospectus, should be completed, signed and mailed to Fund Services, Inc. (the "Transfer Agent"), 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229 together with your check payable to the Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and taxpayer identification number(s).

Investing by Wire -- You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Fund at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Fund of your investment. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may require payments of fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Rule 12b-1 Fees -- The Board of Directors has adopted a Plan of Distribution for the Fund's shares pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Pursuant to the Rule 12b-1 Plan, the Fund may finance certain activities or expenses that are intended primarily to result in the sale of its shares. The Fund finances these distribution activities through payments made to the Distributor. The Fund may pay distribution fees (the "Rule 12b-1 Fee") at an annual rate of up to 0.25% of the Fund's average daily net assets. The Fund may pay Rule 12b-1 fees for activities and expenses borne in the past 12 months in connection with the distribution of its shares as to which no Rule 12b-1 fee was paid because of the expense limitation. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

General -- The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

                                REDEEMING SHARES

You may redeem your shares at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all the information and documents necessary for your request to be considered in proper order. You will be notified promptly by the Transfer Agent if your redemption request is not in proper order.

The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge. Payment will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the U.S. Securities and Exchange Commission (the "SEC") determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person. Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed application for the account to permit the Fund to verify the identity of the person redeeming the shares, and to eliminate the need for backup withholding.

Redemption by Mail -- To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last thirty (30) days, or if you ask that the proceeds to be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays.

Redemption by Telephone -- You may redeem your shares by telephone provided that you request this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the amount of this service fee at any time without prior notice.

Redemption by Wire -- If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees -- To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Fund may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (1) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(2) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (3) trust companies; (4) firms which are members of a domestic stock exchange; (5) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (6) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations or savings banks.

Small Accounts -- Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account, if it has a value of less than $5,000. If you bring your account balance up to the required minimum, no account fee or involuntary redemption will occur. The Fund will not charge or close your account if it falls below the required minimum solely because of a market decline.

Automatic Investment Plan -- Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges -- You may exchange all or a portion of your shares for the shares of certain other funds having different investment objectives, provided the shares of the fund you are exchanging into are registered for sale in your state of residence. Each account must meet the minimum investment requirements. Your account may be charged $10 for a telephone exchange fee. An exchange is treated as a redemption and a purchase and may result in realization of a gain or loss on the transaction.

Modification or Termination -- Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

Shareholder Communications -- The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

                             DISTRIBUTION AND TAXES

Dividends and Capital Gain Distributions -- Dividends from net investment income, if any, are declared annually. The Fund intends to distribute annually any net capital gains.

Distributions will automatically be reinvested in additional shares, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes -- In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. By law, the Fund must withhold 30% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS has notified you that you are subject to backup withholding and instructs the Fund to do so.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights for the periods presented have been audited by Tait, Weller and Baker, independent auditors, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    Period ended
                                          Years ended August 31,      August 31,
                                     2003     2002        2001        2000*
Per Share Operating Performance
Net asset value,
  beginning of  period               $x.xx    $ 4.33      $10.54      $10.00
                                     -----    ------      ------      ------
Income from investment operations-
   Net investment loss                x.xx     (0.06)      (0.10)      (0.03)
   Net realized and unrealized  gain
    (loss) on investments             x.xx     (2.61)      (5.97)       0.57
                                      ----     ------      ------      ------
   Total from investment operations   x.xx     (2.67)      (6.07)       0.54
                                      ----     ------      ------      ------
Less distributions-
   Distributions from net
   realized gains
   on investments                     x.xx        --        (0.14)      --
--------
Net asset value, end of period       $x.xx      $1.66      $ 4.33      $10.54
                                     =====      =====      ======       ======
Total Return                         x.xx%     (61.66%)   (57.49%)       5.40%
Ratios/Supplemental Data
  Net assets,
   end of period (000's)            $x,xxx     $7,513     $18,830      $28,822
Ratio to average net assets (A)
   Expenses  (B)                      x.xx%      1.94%       1.98%       1.89%**
   Expense ratio - net (C)            x.xx%      1.90%       1.90%       1.89%**
   Net investment loss                x.xx%     (1.90%)     (1.90%)    (1.73%)**
Portfolio turnover rate               x.xx%     74.15%      70.97%     85.25%

 *         Commencement of operations was March 1, 2000.
**         Annualized

(A) Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 0.89% for the year ended August 31, 2002, 0.29% for the year ended August 31, 2001 and 1.44% for the period ended August 31, 2000.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.

(C) Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

                                  GenomicsFund
                                   a series of
                              THE WORLD FUNDS, INC.
                          1500 FOREST AVENUE, SUITE 223
                               RICHMOND, VA 23229
                                 (800) 527-9525

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of GenomicsFund (the "Fund") dated _______________. The prospectus may be obtained by writing to The World Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (800) 527-9525.

The Fund's audited financial statements and notes thereto for the fiscal year ended ________________ and the unqualified report of Tait, Weller and Baker, the Fund's independent auditors, on such financial statements are included in the Fund's Annual Report to Shareholders for the fiscal year ended ______________ (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing the Fund or calling (800) 527-9525.





The date of this SAI is ___________________

                                TABLE OF CONTENTS


                                                                            PAGE

General Information...............................................
Investment Objective..............................................
Strategies and Risks..............................................
Investment Programs...............................................
Investment Restrictions...........................................
Management of the Company.........................................
Policies Concerning Personal Investment Activities................
Principal Securities Holders......................................
Adviser and Advisory Agreement....................................
Management-Related Services.......................................
Portfolio Transactions............................................
Capital Stock and Dividends.......................................
Plan of Distribution..............................................
Additional Information about Purchases and Sales..................
Tax Status........................................................
Investment Performance............................................
Financial Information.............................................

                               GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), commonly known as a "mutual fund". This SAI relates to the prospectus for Class Y Shares of GenomicsFund (the "Fund"). The Fund is a separate investment portfolio or series of the Company. The Fund is also authorized to issue three other classes of shares, Class A Shares, Class B Shares and Class C Shares, which are described in a separate statement of additional information and related prospectus. Each class of shares are substantially the same as they represent an interest in the same portfolio of securities and differ only to the extent that they bear different expenses. The Fund is "non-diversified" as that term is defined in the 1940 Act.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objective and policies. The Fund's investment objective and fundamental investment restrictions may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company without shareholder approval; except that, the Company will give shareholders of the Fund at least sixty (60) days' prior notice of any change with respect to its policy of investing, under normal market conditions, at least 80% of its net assets in securities of companies engaged in genomics or genomics-related businesses, (as those terms are defined in the prospectus).

                              INVESTMENT OBJECTIVE

The Fund's investment objective is capital appreciation. The Fund will seek to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as stocks, warrants, convertible bonds, debentures or convertible preferred stock. Under normal conditions, the Fund will invest at least 80% of its net assets in securities of companies principally engaged in genomics or genomic-related businesses (as those terms are defined in the prospectus). This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon sixty (60) days' prior notice.

All investments entail some market and other risks and there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program.


                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment program described below.

                               INVESTMENT PROGRAMS

Depositary Receipts -- The Fund may invest on a global basis to take advantage of investment opportunities both within the U.S. and other countries. The Fund may buy foreign securities directly in their principal markets or indirectly through the use of depositary receipts. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR's), and other similar depositary receipts. ADRs are issued by an American bank or trust company and evidence ownership of underlying securities of a foreign company. EDRs are issued in Europe, usually by foreign banks, and evidence ownership of either foreign or domestic underlying securities. The foreign country may withhold taxes on dividends or distributions paid on the securities underlying the ADRs and EDRs, thereby reducing the dividend or distribution amount received by the Fund.

Unsponsored ADRs and EDRs are issued without the participation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current as for sponsored ADRs and EDRs. Holders of unsponsored ADRs generally bear all the costs of the ADR facilities. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Repurchase Agreements -- As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U.S. Government Securities. Under a repurchase agreement, the Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. The Fund considers a purchase of securities under repurchase agreements to be a loan by the Fund. The adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the ability to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Debt Securities -- The Fund may invest in investment grade debt securities; which are securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard & Poor's Ratings Group ("S&P") at the time of purchase or, unrated securities which xGENx. LLC (the "Adviser") believes to be of comparable quality. The Fund does not currently intend to invest more than 5% of its total assets in securities that are below investment grade or that are unrated. Securities rated as Baa or BBB are generally considered to be investment grade although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Debt securities consist of bonds, notes, government and government agency securities, zero coupon securities, convertible bonds, asset-backed and mortgage-backed securities, and other debt securities whose purchase is consistent with the Fund's investment objective. The Fund's investments may include international bonds that are denominated in foreign currencies, including the European Currency Unit or "Euro". International bonds are defined as bonds issued in countries other than the United States. The Fund's investments may include debt securities issued or guaranteed by supranational organizations, corporate debt securities, bank or holding company debt securities.

U.S. Government Securities -- The Fund may invest in U.S. Government Securities that are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Convertible Securities -- The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such an opportunity for a higher yield or capital appreciation, the Fund may have to pay more for a convertible security than the value of the underlying common stock. The Fund will generally hold common stock it acquires upon conversion of a convertible security for so long as the Adviser anticipates such stock will provide the Fund with opportunities that are consistent with its investment objective and policies.

Warrants -- The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Debentures -- The Fund may invest in debentures which are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. An unsecured bond is a debenture.

Convertible Preferred Stock -- The Fund may invest in preferred stock which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred, which is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the treasury bill rate or other money market rates. Convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred, which behaves more like a fixed-income bond.

Illiquid Securities -- The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Restricted Securities -- The Fund may invest in restricted securities. Generally, "restricted securities" are securities which have legal or contractual restrictions on their resale. In some cases, these legal or contractual restrictions may impair the liquidity of a restricted security; in others, the legal or contractual restrictions may not have a negative effect on the liquidity of the security. Restricted securities which are deemed by the Adviser to be illiquid will be included in the Fund's policy which limits investments in illiquid securities.

Miscellaneous -- The Board of Directors may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment objective and would not violate the Fund's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions -- The Fund has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Fund. All other investment policies and practices described in the prospectus are not fundamental, meaning that the Board of Directors of the Company may change them without the approval of shareholders. As a matter of fundamental policy, the Fund may not:

(1)...Invest in companies for the purpose of exercising management or control;

(2)...Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

(3) Purchase or sell commodities or commodity contracts;

(4) .Invest in interests in oil, gas, or other mineral exploration or development programs;

(5)...Purchase  securities  on  margin,  except for use of  short-term  credits
as necessary for the      clearance of purchase of portfolio securities;

(6)...Issue  senior  securities,  (except  the Fund may engage in  transactions
such as those permitted by     SEC release IC-10666);

(7)...Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

(8) .Participate on a joint or a joint and several basis in any securities trading account;

(9) Engage in short sales;

(10) Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

(11) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund;

(12) Make loans.

(13) Except as specified below, the Fund may only borrow money for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. The Fund may borrow money to avoid the untimely disposition of assets to meet redemptions, in an amount up to 33-1/3% of the value of its assets, provided that the Fund maintains asset coverage of 300% in connection with borrowings, and the Fund does not make other investments while such borrowings are outstanding; and (14) Concentrate its investments in any industry, except that the Fund may concentrate in securities of companies which are genomic and genomic-related companies as described in the prospectus.

In applying its investment policies and restrictions:

(1) Except with respect to the Fund's investment restriction concerning borrowing, percentage restriction on investment or utilization of assets is determined at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

.......(i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

.......(ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing or telecommunications will each be a separate industry; and

....... (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental Policies and Restrictions -- In addition to the fundamental investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in this SAI, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

(1) ..Invest more than 15% of its net assets in illiquid securities;

(2) Engage in arbitrage transactions; or

(3) Purchase or sell options.

                            MANAGEMENT OF THE COMPANY

Directors and Officers -- The Company is governed by a Board of Directors, which is responsible for protecting the interest of shareholders. The directors are experienced business persons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. A director who is considered an "interested person", as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with any investment manager or adviser to a fund of the Company, and the principal underwriter, and officers of the Company, are noted with an asterisk (*).

========================================================================
Name, Address and  Position(sNumber  Principal               Other
Age                Held      of      Occupation(s) During    Directorships
                   with      Funds   the Past 5 Years        by
                   Company   in                              Directors
                   and       Company                         and
                   Tenure    Overseen                        Number of
                                                             Funds in the
                                                             Complex Overseen

------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
*  John Pasco,       Chairman,  8       Mr. Pasco is         Vontobel
III(1)               Director           Treasurer and a      Funds,
1500 Forest Avenue   and                Director of          Inc. -- 1
Suite 223            Treasurer          Commonwealth         Fund; The
Richmond, VA 23229   since              Shareholder          World
(55)                 May, 1997          Services, Inc.       Insurance
                                        ("CSS"), the         Trust --
                                        Company's            1 Fund
                                        Administrator,
                                        since 1985; President
                                        and Director of
                                        First Dominion Capital
                                        Corp. ("FDCC"), the
                                        Company's underwriter
                                        since 1987;
                                        Director and shareholder
                                        of Fund Services, Inc.,
                                        the Company's Transfer
                                        and Disbursing Agent since
                                        1987; President and
                                        Treasurer of
                                        Commonwealth Capital
                                        Management, Inc.
                                        since 1983 which
                                        owns an interest
                                        in the investment
                                        adviser to the Third
                                        Millennium Russia Fund
                                        series of the Company;
                                        President of Commonwealth
                                        Capital Management, LLC,
                                        the adviser to the Fund
                                        since January, 2003;
                                        Shareholder of
                                        Commonwealth Fund
                                        Accounting, Inc.,
                                        which provides
                                        bookkeeping services to
                                        the Company; Chairman,
                                        Director and
                                        Treasurer of Vontobel
                                        Funds, Inc., a
                                        registered investment
                                        company, since
                                        March, 1997; Chairman,
                                        Trustee and
                                        Treasurer of The World
                                        Insurance Trust,
                                        a registered investment
                                        company, since
                                        May, 2002. Mr. Pasco
                                        is also a certified public
                                        accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd, Jr.     Director   8        Mr. Boyd is         Vontobel
10808 Hob Nail Court since               Manager of the      Funds,
Potomac, MC 20854    May, 1997           Customer Services   Inc. -- 1
(60)                                     Operations and      Fund; The
                                         Accounting          World
                                         Division of the     Insurance
                                         Potomac Electric    Trust --
                                         Power Company       1 Fund;
                                         since August,       Satuit
                                         1978;  Director of  Capital
                                         Vontobel Funds,     Management
                                         Inc.,  a            Trust --
                                         registered          1 Fund;
                                         investment          Janus
                                         company, since      Capital
                                         March, 1997;  a     Management
                                         Trustee of The      Trust-- 2
                                         World Insurance     Funds
                                         Trust,  a
                                         registered
                                         investment
                                         company, since
                                         May, 2002; and a
                                         Trustee of Satuit
                                         Capital Management
                                         Trust, a
                                         registered
                                         investment
                                         company, since
                                         October, 2002.
                                         Mr. Boyd is also a
                                         certified public
                                         accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
William E. Poist     Director   8        Mr. Poist is a      Vontobel
5272 River Road      since               financial and tax   Funds,
Bethesda, MD 20816   May, 1997           consultant through  Inc. -- 1
(64)                                     his firm            Fund; The
                                         Management   Funds  World
                                         Consulting for      Insurance
                                         Professionals       Trust --
                                         since  1968;        1 Fund
                                         Director of
                                         Vontobel Funds,
                                         Inc.,   a
                                         registered
                                         investment
                                         company,   since
                                         March, 1997;  and
                                         a Trustee of The
                                         World Insurance
                                         Trust, a
                                         registered
                                         investment
                                         company,   since
                                         May, 2002.  Mr.
                                         Poist is also a
                                         certified public
                                         accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M. Dickinson    Director   8        Mr. Dickinson is    Vontobel
8704 Berwickshire    since               President of        Funds,
Drive                May, 1997           Alfred J.           Inc. -- 1
Richmond, VA 23229                       Dickinson, Inc.     Fund; The
(53)                                     Realtors since      World
                                         April, 1971;        Insurance
                                         Director of         Trust --
                                         Vontobel Funds,     1 Fund
                                         Inc., a registered
                                         investment
                                         company, since
                                         March, 1997; and a
                                         Trustee of The
                                         World Insurance
                                         Trust, a
                                         registered
                                         investment
                                         company,  since
                                         May, 2002.
------------------------------------------------------------------------
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
F. Byron Parker, Jr. Secretary N/A      Mr. Parker is                   N/A
1500 Forest Avenue   since              Secretary of CSS
Suite 222            May, 1997          and FDCC since
Richmond, VA 23229                      1986; Secretary of
(57)                                    Vontobel Funds,
                                        Inc., a registered
                                        investment
                                        company, since
                                        March, 1997;
                                        Secretary of The
                                        World Insurance
                                        Trust, a
                                        registered
                                        investment
                                        company,
                                        since May, 2002;
                                        and partner in the
                                        law firm Parker
                                        and McMakin.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  Jane H. Williams  Vice       N/A      Ms. Williams is     N/A
245 Lytton Avenue    President           President of Sand
Suite 250            of the              Hill Advisors,
Palo Alto, CA        Company             Inc., a registered
94301-1465           and                 investment
(52)                 President           adviser, since
                     of the              August, 2000 and
                     Sand Hill           was the Executive
                     Portfolio           Vice President of
                     Manager             Sand Hill
                     Fund                Advisors, since
                     series              1982.
                     since
                     May, 1997.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  Leland H. Faust   President  N/A      Mr. Faust is        N/A
One Montgomery       of the              President of CSI
Street               CSI                 Capital
Suite 2525           Equity              Management, Inc.,
San Francisco, CA    Fund                a registered
94104                series              investment
(54)                 and the             adviser, since
                     CSI Fixed           1978.  Mr. Faust
                     Income              is also a partner
                     Fund                in the law firm
                     series              Taylor & Faust
                     since               since September,
                     October,            1975.
                     1997.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  Stephen Goddard   Vice       N/A      Mr. Goddard has     N/A
Riverfront Plaza     President           been the President
West Tower           of the              and principal
901 East Byrd Street Company             shareholder of The
Suite 1350A          and                 London Company, a
Richmond, VA 23219   President           registered
(42)                 of the              investment
                     New                 adviser, since its
                     Market              inception and has
                     Fund                been the portfolio
                     series              manager of the New
                     since               Market Fund series
                     March,              since its
                     2003                inception on
                                         October 1, 1998.
                                         Mr. Goddard is
                                         also a director
                                         and shareholder of
                                         Virginia
                                         Management
                                         Investment
                                         Corporation, a
                                         registered
                                         investment
                                         adviser. Mr.
                                         Goddard has
                                         fifteen years
                                         experience in
                                         senior portfolio
                                         management,
                                         security analysis
                                         and finance.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  John T. Connor,   Vice       N/A      Mr. Connor is       N/A
Jr.                  President           President of Third
1185 Avenue of the   of the              Millennium
Americas             Company             Investment
32nd Floor           and                 Advisors, LLC, a
New York, NY 10036   President           registered
(60)                 of the              investment
                     Third               adviser, since
                     Millennium          April, 1998; and
                     Russia              Chairman of ROSGAL
                     Fund                Insurance since
                     series              1993.
                     since
                     October,
                     1998.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  Robert J.         Vice       N/A     Chairman of the      N/A
Sullivan             President          Board, President
2608 Goldbug Ave.    of the             and Treasurer of
Sullivans Island,    Company            Satuit Capital
SC 29482             and                Management Trust,
(__)                 President          an open-end
                     of the             investment
                     GenomicsFund       management
                     series             company, since
                     since              December, 2000;
                     January,           Managing Director
                     2003               and Investment
                                        Officer of Satuit
                                        Capital Management,
                                        LLC, a registered
                                        investment adviser,
                                        from June, 2000 to
                                        Present; Portfolio
                                        Manager and Senior
                                        Equity Analyst at
                                        Cadence Capital Management
                                        from 1997 to
                                        2000, an institutional
                                        asset management
                                        firm.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  Derwood S.        Vice       N/A      Mr. Chase is        N/A
Chase, Jr.           President           President of Chase
300 Preston Avenue   of the              Investment Counsel
Suite 403            Company             Corporation, a
Charlottesville, VA  and                 registered
22902                President           investment
(70)                 of the              adviser, and its
                     Chase               predecessor, since
                     Mid-Cap             1957.
                     Growth
                     Fund
                     since
                     September,
                     2002.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  E. Ronald Lara    Vice       N/A      Mr. Lara is the     N/A
8000 Towers          President           Executive Vice
Crescent Drive       of the              President of the
Suite 660            Company             Lara Group, Ltd.,
Vienna, VA           and                 a registered
22182-2700           President           investment
(59)                 of the              adviser, since
                     Lara U.S.           January, 1991.
                     Treasury Fund
                     series since
                     March, 2003.
-------------------------------------------------------------------------

(1) Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to the Fund; (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.

The Company has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. During its most recent fiscal year ended August 31, 2003, the Audit Committee met _____times.

The Company has a standing Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During the Company's most recent fiscal year ended August 31, 2003, the Nominating Committee met ____ times.

The Company does not compensate the directors and officers who are officers or employees of any adviser to a fund of the Company. The directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the directors which they attend in person or by telephone. Mr. Parker, Secretary of the Company, received legal fees from the Company for certain legal services provided to the Company. Directors and officers are reimbursed for travel and other out-of-pocket expenses. The Company does not offer any retirement benefits for directors.

As of December 31, 2003 the directors beneficially owned the following dollar range of equity securities in the Fund:

---------------------------------------------------------------
 Name of Director  Dollar Range of    Aggregate Dollar Range
                   Equity Securities  of Equity Securities in
                   in the Fund        All Funds of the
                                      Company Overseen by the
                                      Directors
---------------------------------------------------------------
---------------------------------------------------------------
John Pasco, III    $____ - $____      $____ - $____
---------------------------------------------------------------
---------------------------------------------------------------
Samuel Boyd        $____ - $____      $____ - $____
---------------------------------------------------------------
---------------------------------------------------------------
Paul Dickinson     $____ - $____      $____ - $____
---------------------------------------------------------------
---------------------------------------------------------------
William Poist      $____ - $____      $____ - $____
---------------------------------------------------------------

For the fiscal year ended August 31, 2003, the directors received the following compensation from the Company:

-------------------------------------------------------------------
Name and Position    Aggregate       Pension or   Total
Held                 Compensation    Retirement   Compensation
                     from the Fund   Benefits     from the
                     for Fiscal      Accrued as   Company (2)
                     Year ended      Part of
                     8/31/03(1)      Fund
                                     Expenses
-------------------------------------------------------------------
-------------------------------------------------------------------
John Pasco, III,     $____           N/A          $____
Chairman
-------------------------------------------------------------------
-------------------------------------------------------------------
Samuel Boyd, Jr.,    $____           N/A          $____
Director
-------------------------------------------------------------------
-------------------------------------------------------------------
Paul M. Dickinson,   $____           N/A          $____
Director
-------------------------------------------------------------------
-------------------------------------------------------------------
William E. Poist,    $____           N/A          $____
Director
-------------------------------------------------------------------

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board of Directors for the Fund's fiscal year ended August 31, 2003.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal year ended August 31, 2003. The Company consisted of a total of eight funds as of August 31, 2003.

Approval of Investment Advisory Agreement -- The Board of Directors of the Company and shareholders of the Fund most recently approved the terms and conditions of: (i) the Investment Advisory Agreement between Commonwealth Capital Management, LLC (the "Adviser"); and (ii) the Investment Sub-Advisory Agreement between the Adviser, on behalf of the Fund, and Satuit Capital Management, LLC (the "Sub-Adviser"), at a special meeting of shareholders held on March 25, 2003. At the meeting, the directors reviewed the materials provided to the directors in advance of the meeting. These materials included a description of the agreements, information concerning the fees charged for investment advisory or sub-advisory services, information on the Fund's expense ratio, including the agreement in place to waive fees and/or cap the expense ratio, performance data for the Fund and comparable competitors and indices, and information concerning the personnel rendering investment advisory or sub-advisory services to the Fund.

The Board also reviewed the nature, scope and quality of the investment advisory or sub-advisory services provided to the Fund. They noted that Mr. Pasco, Chairman of the Board and an officer of the Company, could benefit from the approval of these agreements. The Board discussed the profitability of the Adviser and the Sub-Adviser.

Sales Loads -- No front-end or contingent deferred sales charges are applied to the purchase of Fund shares by current or former directors, officers, employees or agents of the Company, the Adviser, FDCC, and by the members of their immediate families.

              POLICIES CONCERNING PERSONAL INVESTMENT ACTIVITIES

The Fund, the Adviser and the principal underwriter have each adopted a Codes of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

As of December 31, 2003, the following persons owned of record or beneficially shares of the Fund in the following amounts:

----------------------------------------------------------------------------
Name and Address          Number of Shares         Percentage of Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------


----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------

As of December 31, 2003, the directors and officers of the Company as a group owned ________% of the Fund's outstanding shares.

                         ADVISER AND ADVISORY AGREEMENT

Commonwealth Capital Management, LLC, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately held limited liability company. Mr. John Pasco, III, Chairman of the Board of the Company, is President of the Adviser.

The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

Pursuant to the Advisory Agreement, the Adviser provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. For the period September 1, 2002 to January 15, 2003 xGENx, LLC (the predecessor investment adviser) provided advisory services to the Fund under the same fee structure. CCM has assumed xGENx, LLC's obligation to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through March 25, 2005. For the year ended August 31, 2003, xGENx waived fees of $24,603 and CCM waived fees of $57,816 and reimbursed expenses of $21,731.

CCM may be entitled to reimbursement of fees waived or remitted by CCM and xGENx, LLC to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or remitted by CCM and xGENx, LLC to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2003 was $319,198.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

Investment Sub-Adviser -- The Adviser has entered into an Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Satuit Capital Management, LLC (the "Sub-Adviser"). Mr. Robert J. Sullivan has been the President and principal shareholder of the Sub-Adviser since its inception and has been the portfolio manager of the Fund since January 15, 2003.

The Sub-Adviser provides the Adviser with investment analysis and timing advice, research and statistical analysis relating to the management of the portfolio securities of the Fund. The investment recommendations of the Sub-Adviser are subject to the review and approval of the Adviser (acting under the supervision of the Company's Board of Directors). The Adviser, from its advisory fee, pays the Sub-Adviser one-half of the advisory fee received from the Fund.

                           MANAGEMENT-RELATED SERVICES

Administration -- Pursuant to an Administrative Services Agreement with the Company (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.20% on the first $250 million of average daily net assets of the Fund; 0.175% on the average daily net assets of the Fund in excess of $250 million and not more than $500 million; 0.15% on the average daily net assets of the Fund in excess of $500 million and not more than $1 billion; and 0.10% on the average daily net assets of the Fund in excess of $1 billion, subject to a minimum amount. CSS also receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

As provided in the Administrative Agreement, CSS received administration fees of $67,499, $40,862 and $_________ for fiscal years ended August 31, 2001, 2002 and
2003, respectively.

Custodian -- Pursuant to a Custodian Agreement with the Company, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston Massachusetts 02109, acts as the custodian of the Fund's securities and cash. With the consent of the Company, BBH has designated The Depository Trust Company of New York as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the U.S. Such appointments are subject to appropriate review by the Company's Board of Directors.

Accounting Services -- Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229 acts as the accounting services agent of the Fund. As the accounting services agent of the Fund, CFA maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. John Pasco, III, Chairman of the Board of the Company, is a shareholder of CFA, and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly on the average daily net assets of the Fund, against a minimum fee, plus out-of-pocket expenses. As provided in the Accounting Agreement, CFA received fees of $24,629, $24,700 and $_______ for the fiscal years ended August 31, 2001, 2002 and 2003, respectively.

Transfer Agent -- Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Company's transfer and dividend disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. John Pasco, III, Chairman of the Board of the Company and an officer and shareholder of CSS (the Administrator of the Fund), owns one-third of the stock of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor -- First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of FDCC, and is its President, Treasurer and a director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. There are no sales charges in connection with purchases of the Fund's Class Y Shares. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Class Y Shares as described in the prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the prospectus and this SAI.

The Distributor received the following compensation as a result of the sale of the Fund's Class Y Shares:

------------------------------------------------------------------------
Fiscal Year or  Net           Compensation  Brokerage     Other
Period Ended    Underwriting  on            Commissions   Compensation
August 31st     Discounts     Redemption                  (2)
                and           and
                Commission    Repurchases(1)
------------------------------------------------------------------------
------------------------------------------------------------------------
2001            None          None          None          $58,605
------------------------------------------------------------------------
------------------------------------------------------------------------
2002            None          None          None          $34,051
------------------------------------------------------------------------
------------------------------------------------------------------------
2003            None          $28,315       None          None
------------------------------------------------------------------------

(1) A deferred sales charge of 2.00% for certain Fund share redemptions occurring within 360 days of purchase. (2) Fees received pursuant to the Fund's Class Y Shares Distribution 12b-1 Plan.


Independent Accountants -- The Company's independent auditors, Tait, Weller & Baker, audit the Company's annual financial statements, assists in the preparation of certain reports to the U.S. Securities and Exchange Commission (the "SEC"), and prepares the Company's tax returns. Tait, Weller & Baker is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Fund's securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Adviser with investment recommendations, statistical, research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical, research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Fund may be used by the Adviser for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

While there is no formula, agreement or undertaking to do so, and when it can be done consistent with the policy of obtaining best price and execution, the Fund may consider sales of its shares as a factor in the selection of brokers to execute portfolio transactions. The Adviser may be authorized, when placing portfolio transactions for the Fund, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information.

Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The directors review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Fund. The Board of Directors of the Company believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

The Fund paid brokerage commissions as follows:

----------------------------------------------------------------------------
                        Years or period ended August 31,
----------------------------------------------------------------------------
----------------------------------------------------------------------------
          2001                      2002                     2003
----------------------------------------------------------------------------
----------------------------------------------------------------------------
         $38,766                  $55,173                   $_____
----------------------------------------------------------------------------

Portfolio Turnover -- Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Fund will be less than 100%.

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 750,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund, and has further reclassified those shares as follows:
Fifteen Million (15,000,000) shares for Class A Shares of the Fund; Ten Million (10,000,000) shares for Class B Shares of the Fund; Ten Million (10,000,000) shares for Class C Shares of the Fund; and Fifteen Million (15,000,000) shares for Class Y Shares of the Fund.

The Articles of Incorporation of the Company authorize the Board of Directors to classify or re-classify any unissued shares into one or more series or classes of shares. Each series or class shall have such preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Board may determine.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the prospectuses, shares will be fully paid and non-assessable. Each class of shares in the Fund (i.e., Class A, Class B, Class C and Class Y shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, holders of Class Y Shares will bear the expenses of the Distribution 12b-1 Plan applicable to it. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate, and not by series or class, except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted on affects the interest of shareholders of a particular series or class. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of FSI.

Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, transactions made as a result of the Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan -- The Board of Directors of the Company have adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of the Fund. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the prospectuses, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund; and (iii) the Fund's Class B Shares will convert automatically into Class A Shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion. At present, the Fund is authorized to offer Class A Shares, charging a front-end sales charge and charging a distribution (i.e., 12b-1) fee; Class B Shares, imposing a contingent deferred sales charge upon the sale of shares within six years of purchase, charging a higher distribution (i.e., 12b-1) fee than Class A Shares and converting to Class A Shares after 8 years; Class C, Shares charging a deferred sales charge on shares redeemed within two year of purchase, and charging a higher distribution (i.e., 12b-1) fee than Class A Shares with no conversion feature; and Class Y Shares of the Fund, which does not charge a front-end sales charge or deferred sales charge, and which charges a lower distribution (i.e., 12b-1) fee than Class A Shares and are only available to certain institutional investors and for shareholders who were shareholders in the Fund prior to or on the day the Fund began offering Class A, Class B and Class C shares.

                              PLAN OF DISTRIBUTION

Class Y Shares of the Fund have a Plan of Distribution or "12b-1 Plan" (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may finance activities primarily intended to sell shares, provided that the categories of the expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the Plan are incurred within the preceding 12 months and accrued while the Plan is in effect.

The Plan provides that Class Y Shares of the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of the Fund's Class Y Shares. The fee is paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the fiscal year ended August 31, 2001, the Fund incurred $58,605 of distribution expenses. For the fiscal year ended August 31, 2002, there were $34,051 of distribution expenses incurred by the Fund, of which $3,544 was reimbursed by the Adviser. For the fiscal year ended August 31, 2003, there were $xx,xxx of distribution expenses incurred by the Fund, of which $x,xxx was reimbursed by the Adviser. FDCC is the underwriter for the Fund. John Pasco, III, Chairman of the World Funds, Inc. is President and sole shareholder of the underwriter.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which Class Y Shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Company's Board of Directors have concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Class Y Shares of the Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Directors and is terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the outstanding Class Y Shares of the Fund, as applicable. Any agreement entered into pursuant to the 12b-1 Plan with an institution (a "Service Organization") is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the outstanding Class Y Shares of the Fund, as applicable, by FDCC or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares -- You may purchase shares of the Fund directly from FDCC. You may also buy shares through accounts with brokers or dealers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. In addition to the fees charged by the Fund, your institution may charge a fee for its services. Generally, you will also have to address your correspondence or questions regarding the Fund to your authorized institution.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your order to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Selling Shares -- You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Company's procedure is to redeem shares at the Net Asset Value (the "NAV") determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge. Payment will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the New York Stock Exchange (the "NYSE") is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account -- The Regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with your prospectus to open your account.

Telephone Transactions -- A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed.

The Company employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Company believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as a shareholder of record.

Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plans -- Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans -- Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

                                   TAX STATUS

Distributions of Net Investment Income -- Generally, the Fund receives income in the form of dividends and other income on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or reinvest them in additional shares.

Distribution of Capital Gains -- The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminated excise or income taxes on the Fund. The Fund has a capital loss carryforward of $9,645,613 available to offset future capital gains, if any. Of this amount, $697,730 expires in 2009, and $8,947,883 expires in 2010.

Information on the Tax Character of Distributions -- The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company -- The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements -- To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31st of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31st and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares -- Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different fund of the Company, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations -- Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations -- Because the Fund's income may include corporate dividends, if the shareholder is a corporation, a percentage of the dividends paid by the Fund may qualify for the dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices, in advertisements or in reports to shareholders, The Fund states performance in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information -- From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                           6
           Yield = 2[(a-b+1)-1]
                      ---
                      cd

Where:

a   =  dividends and interest earned during the period.
b   =  expenses accrued for the period (net of reimbursements).
c   =  the average  daily number of shares  outstanding  during the
       period  that were entitled to receive     dividends.
d   =  the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance -- Total return quotations used by the fund are based upon standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

                 n
           P(1+T) = ERV

Where:

P     =    a  hypothetical  initial  payment $1,000
T     =    average annual total return
N     =    number of years (l, 5 or 10)
ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods
           (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the average annual total returns for Class Y Shares (before taxes) for the periods or years indicated would be:

----------------------------------------------------------------------
               Years or Periods ended August 31, 2003
----------------------------------------------------------------------
----------------------------------------------------------------------
One Year           Five Years       Ten Years        Since
                                                     Inception(1)
----------------------------------------------------------------------
----------------------------------------------------------------------
_______%           N/A              N/A              _______%
----------------------------------------------------------------------

(1) Class Y Shares' commencement of operations was March 1, 2000.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rte for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

The Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Fund Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                              THE WORLD FUNDS, INC.
                          1500 Forest Avenue, Suite 223
                            Richmond, Virginia 23229
                            TELEPHONE: (800) 527-9525
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal period ended ____________________ has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent auditors, Tait, Weller and Baker, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                  GenomicsFund
                                   a series of
                              THE WORLD FUNDS, INC.





                       Prospectus dated _________________



This prospectus describes the GenomicsFund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The Fund is authorized to offer four classes of shares, three of which, Class A Shares, Class B Shares and Class C Shares, are offered by this prospectus. Class A Shares are sold with a maximum front-end sales charge of 5.75%, Class B Shares are subject to a contingent deferred sales charge and Class C Shares sold without the imposition of a front-end sales charge and are subject to a 2.00% deferred sales charge if shares are redeemed within two (2) years of purchase.












As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS
                                                                            PAGE

Risk/Return Summary
Fees and Expenses
Objective and Strategies
Risks
Fund Management
Shareholder Information
Purchasing Shares
Distribution Arrangements
Redeeming Shares
Distribution and Taxes
Shareholder Communications
Financial Highlights

                               RISK/RETURN SUMMARY

Investment Objective:  Capital appreciation

Principal Investment
 Strategies:           The Fund will seek to achieve its investment objective by
                       investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomic-related businesses. Under normal market conditions, the Fund will invest at least
                       80% of its net assets in equity securities of companies principally engaged in genomics or genomic-related businesses.

Principal Risks:       The  principal  risk  of  investing  in the Fund is
                       that the  value of its  investments are   subject  to
                       market,   economic   and business   risk  that  may
                       cause  the  Net Asset Value ("NAV")  per share to
                       fluctuate over time.  Therefore, the value of  your
                       investment  in  the  Fund  could decline and you could
                       lose money.  There is no  assurance  that the
                       investment   adviser will   achieve   the       Fund's
                       objective.

                       The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. This may cause the market action of the Fund's larger portfolio positions to have a greater impact on the Fund's NAV, which could result in increased volatility.

                       An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile:      You may want to invest in the Fund if you are
                       seeking capital appreciation and are willing to accept share prices that may fluctuate, sometimes significantly, over the short-term. The Fund will not be appropriate if you are seeking current income or are seeking safety of principal.

Performance Information

The bar chart and table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. As of the date of this prospectus, the Fund has not offered Class A, Class B or Class C shares of the Fund. The returns shown below are for Class Y Shares of the Fund which are offered in a separate prospectus. Class A, Class B and Class C shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart shows how the performance of Class Y Shares of the Fund has varied from year to year. If the returns of Class Y Shares were restated to reflect the front-end sales charge that you pay when buying Class A Shares, the returns would be lower. In addition, the returns for Class A, Class B and Class C shares would be different than the figures shown below because each class of shares has different expenses. The table compares the average annual total returns of the Fund's Class Y Shares for the period ended December 31, 2003 to the Standard and Poor's 500 Index (the "S & P 500") and the NASDAQ Composite Index ("NASDAQ"). Keep in mind that past performance, before and after taxes, may not indicate how well the Fund will perform in the future.

[bar chart goes here]

GenomicsFund

2001  (42.67%)
2002  (61.46%)
2003  xx.xx%

[end bar chart]

During the period shown in the bar chart, the highest return for a calendar quarter was 40.06% (quarter ending June 30, 2000) and the lowest return for a calendar quarter was (46.76%) (quarter ending March 31, 2001).

                                        Average Annual Total Return
                                  (for the period ending December 31, 2003)

                                                        Since Inception
                                     One Year           (March 1, 2000)

GenomicsFund
Class Y Shares -
Return Before Taxes(1)               xx.xx%            xx.xx%

Class Y Shares -
Return After Taxes
  on Distributions(1)                xx.xx%            xx.xx%

Class Y Shares -
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1)                  xx.xx%            xx.xx%

Class A Shares(2)                    xx.xx%            xx.xx%
Class B Shares(3)                    xx.xx%            xx.xx%
Class C Shares(4)                    xx.xx%            xx.xx%
---------------------------

Standard and Poor's 500
  Stock Index(5)                     xx.xx%            xx.xx%

NASDAQ Composite Index(6)            xx.xx%            xx.xx%

(1) After tax returns are shown for Class Y Shares only. After tax returns for Class A, Class B and Class C shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) These returns represent the performance of the Class Y Shares of the Fund but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Class A Shares. Class A Shares are also subject to distribution fees at an annual rate of 0.35% of the Fund's Class A Shares assets. If the performance of Class Y Shares of the Fund had been reduced by these distribution fees, the average annual total returns for Class Y Shares would have been lower.

(3) These returns represent the performance of the Class Y Shares but they have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Class B Shares within six years of the date of purchase. Class B Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Fund's Class B Share assets. Had the performance of the Class Y Shares of the Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

(4) These returns represent the performance of the Class Y Shares but they have been restated to include the effect of the 2.00% deferred sales charge payable on redemptions of Class C Shares within two (2) years of purchase. Class C Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Fund's Class C Share assets. Had the performance of the Class Y Shares of the Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

(5) The Standard & Poor's 500 Stock Index is an unmanaged index consisting of the common stocks of 500 publicly traded U.S. companies. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

(6) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and small-cap stocks. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling portfolio securities. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you may pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from your investment)

                                          Class A   Class B   Class C

Maximum Sales Charge (Load)(1)            5.75%     None      None
Maximum Deferred Sales Charge (Load)      None(2)   5.00%(3)  2.00%(4)
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends and Distributions             None      None      None
Redemption Fees(5)                        None      None      None
Exchange Fees(6)                          None      None      None

Estimated Annual Operating Expenses (expenses that are deducted from the Fund's assets)

                                          Class A   Class B   Class C

Management Fee                            1.00%     1.00%     1.00%
Distribution (12b-1) and
  Service Fees                            0.35%     1.00%     1.00%
Other Expenses                            x.xx%     x.xx%     x.xx%
                                          -----     -----     -----
Total Annual Fund
   Operating Expenses                     x.xx%     x.xx%     x.xx%
Less Fee Waiver and Expense
   Reimbursements                         x.xx%     x.xx%     x.xx%
                                          -----     -----     -----
Net Expenses (7)                          x.xx%     x.xx%     x.xx%
                                          -----     -----     -----

(1) As a percentage of offering price. Reduced rates apply to purchases of Class A Shares over $50,000, and the sales charge is waived for certain classes of investors.

(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.

(3) A 5.00% contingent deferred sales charge as a percentage of the original purchase price will apply to any redemption of Class B Shares made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four you will pay 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge on Class B Shares is eliminated after the sixth year. Class B Shares automatically convert to Class A Shares eight years after the calendar month end in which the Class B Shares were purchased.

(4) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two (2) years. The charge is a percentage of the net asset value at the time of purchase.

(5) A shareholder electing to redeem shares by telephone will be charged $10 for each such redemption request.

(6)   A shareholder may be charged a $10 fee for each telephone exchange.

(7) In the interest of limiting expenses of the Fund, Commonwealth Capital Management, LLC (the "Adviser") has entered into a contractual expense limitation agreement with the Fund. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses for the first three years following commencement of operations so that the ratio of total annual operating expenses for the Fund's Class A Shares is limited to 1.95%, and the Fund's Class B and Class C shares are limited to 2.60%. The Adviser will be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous five (5) years, less any reimbursement previously paid.
Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5% annual return, your Class B Shares automatically convert to Class A Shares after eight years, and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only.

Based on these assumptions, your costs would be:

                          1 Year    3 Years    5 Years   10 Years
                          ------    -------    -------   --------

Class A Shares (1)        $xxx      $xxx       $xxx    $xxx
Class B Shares (2)        $xxx      $xxx       $xxx    $xxx
Class C Shares (3)        $xxx      $xxx       $xxx    $xxx

(1) With respect to Class A Shares, the above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

(2) With respect to Class B Shares, the above example assumes payment of the applicable contingent deferred sales charge at the time of redemption and the conversion of Class B Shares to Class A Shares for the 10 Year period.

(3) With respect to Class C Shares, the above example assumes payment of the applicable deferred sales charge.

If you hold Class B or Class C shares, and you did not sell your shares during the periods indicated, your costs would be:


                          1 Year    3 Years    5 Years   10 Years
                          ------    -------    -------   --------

Class B Shares            $xxx      $xxx       $xxx    $xxx
Class C Shares            $xxx      $xxx       $xxx    $xxx

                            OBJECTIVE AND STRATEGIES

The investment objective of the Fund is capital appreciation. The Fund will seek to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities, such as common stock, or securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of companies principally engaged in genomics or genomic-related businesses, as defined below. This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon sixty (60) days' prior notice.

Genomics is a broad term referring to the study of genes. A company is considered principally engaged in genomics or genomic-related businesses if at least 50% of its assets, gross income, or net profits are committed to, or derived from, the research, design, development, manufacture, or distribution of products, processes or services for use with genomics or genomic-related businesses. A company will also be considered to be engaged in genomic related businesses if it provides goods or services which benefit from genomics, provides goods or services to genomics or genomics-related businesses.

Genomics-related activities in which the Fund will invest include biological technologies, bio-information technologies, gene mapping and sequencing technologies, and gene delivery technologies (collectively, "technology sectors").

When selecting investments for the Fund, the Adviser will seek to identify companies that it believes are likely to benefit from new or innovative genomics products, services or processes that can enhance the companies' prospects for future earnings growth. Some of these companies may not have an established history of revenue or earnings at the time of purchase. Dividend income, if any, is likely to be incidental. The Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Adviser to offer capital appreciation, when an investment opportunity arises that the Adviser believes is more compelling, or to realize gains or limit losses.

                                      RISKS

Sector Risk

The Fund invests primarily in companies engaged in genomics and genomics-related activities. The value of this type of company is particularly vulnerable to rapidly changing technology, extensive government regulation, inconsistent regulation in different countries or markets, and relatively high risks of obsolescence caused by scientific and technological advances. Technology sectors historically have been volatile, and securities of companies in these sectors may be subject to abrupt or erratic price movements. For such reasons, the Fund may experience greater volatility than funds with portfolio investments which are not subject to these types of risks.

The economic prospects of genomics companies can dramatically fluctuate due to changes in the regulatory and competitive environment in which these companies operate. A substantial portion of services and research is funded or subsidized by the government, so changes in government policy at the federal or state level may affect the demand for these products or services, and the continuation or success of research and development efforts. Regulatory approvals often entail lengthy application and testing procedures and are generally required before new products may be introduced. The Adviser will seek to reduce such risks through extensive research, and emphasis on more globally-competitive companies.

The Fund will seek to identify equity securities of companies conducting genomics or genomic-related activities. Typically, these companies' products or services compete on a global, rather than a predominately domestic or regional basis, and the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies where the companies conduct their businesses. The history of these markets reflect both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.

Stock Market Risk

The Fund is subject to stock market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about asset allocation or selection are incorrect, the Fund may not perform as anticipated.

Small Companies Risk

The Fund may invest in companies with small market capitalization (i.e., less than $250 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (1) they may lack depth of management; (2) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (3) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following:
(1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. To the extent that securities of small companies are not liquid, the Fund will limit its investments in such securities to not more than 15% its of assets. You should expect that the value of Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Diversification

The Fund is non-diversified under the 1940 Act. However, because it intends to qualify as a "regulated investment company" for purposes of Subchapter M of the Internal Revenue Code of 1985, as amended (the "Code"), the Fund must meet certain diversification requirements. These include the requirement that at the end of each tax year quarter, at least 50% of the market value of its total assets must be invested in cash, cash equivalents, U.S. government securities, and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated investment company is also limited in its purchases of voting securities of any issuer and may invest no more than 25% of the value of its total assets in securities (other than U.S. Government securities) of any one issuer or of two or more issuers that the Fund controls and are engaged in the same, similar or related trades or business.

Concentration

In addition, the Fund may invest more than 25% of its assets in what may be considered a single industry sector or several closely related industries. Accordingly, the Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that diversify to a greater extent.

Temporary Defensive Positions

When the Fund's management believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds or certificates of deposits. When the Fund is in a temporary defensive position it may not achieve its investment objective of capital appreciation.

                                   MANAGEMENT

The Company

The Company was organized under the laws of the State of Maryland in May,1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Adviser -- Commonwealth Capital Management, LLC, located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). John Pasco, III, Chairman of the Board of the Company, is the sole owner of the Adviser. The Adviser, subject to the general supervision of the Board of Directors of the Company, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the first $250 million of average daily net assets of the Fund; 0.875% on the average daily net assets of the Fund in excess of $250 million and not more than $500 million; and 0.75% on the average daily net assets of the Fund over $500 million. For the fiscal period January 15, 2003 through August 31, 2003, the Adviser waived fees of $57,816 and reimbursed expenses in the amount of $21,731.

In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses for the first three years following commencement of operations so that the ratio of total annual operating expenses for the Fund's Class A Shares will not exceed 1.95% of net assets and the Fund's Class B and Class C shares will not exceed 2.60%. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous five (5) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Directors of the Company.

The Adviser has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Satuit Capital Management , LLC, 2608 Goldbug Avenue, Sullivans Island, SC 29782. Robert J. Sullivan has been the President and principal shareholder of the Sub-Adviser since its inception and has been the portfolio manager of the Fund since January 15, 2003.

The Sub-Adviser provides the Adviser with investment analysis and timing advice, research and statistical analysis relating to the management of the portfolio securities of the Fund. The investment recommendations of the Sub-Adviser are subject to the review and approval of the Adviser (acting under the supervision of the Company's Board of Directors). The Adviser, from its advisory fee, pays the Sub-Adviser one-half of the advisory fee received from the Fund.

Portfolio Manager -- Since January 15, 2003, Mr. Robert J. Sullivan is principally responsible for the portfolio management of the Fund. Mr. Sullivan, who controls the Sub-Adviser, has been President of the Sub-Adviser since its founding and has been active in the investment field professionally for more than seventeen years. Since December 12, 2000, the Adviser and Mr. Sullivan have also served as the investment adviser and portfolio manager to the Satuit Capital Micro Cap Fund ("SATMX"), a series of another open-end management investment company registered under the 1940 Act.

Prior to January 15, 2003, xGENx, LLC was the investment adviser to the Fund. xGENx was entitled to receive monthly compensation accrued daily at an annual rate of 1.00% on the first $250 million of average daily net assets of the Fund; 0.875% on the average daily net assets of the Fund in excess of $250 million and not more than $500 million; and 0.75% on the average daily net assets of the Fund over $500 million. For the fiscal year ended August 31, 2002, xGENx waived fees in the amount of $117,389 and reimbursed expenses in the amount of $3,544. For the fiscal year ended August 31, 2003, xGENx waived fees in the amount of $24,603.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Class A, Class B or Class C shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes may vary.

The Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Directors.

                                PURCHASING SHARES

Shares of the Fund may be purchased directly from First Dominion Capital Corp. ("FDCC" or the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Shares of the Fund are also offered through financial supermarkets, advisers and consultants, and other investment professionals. Investment professionals who offer shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. A sales charge may apply to your purchase, exchange or redemption of Fund shares. The minimum initial investment in each class of shares of the Fund is $5,000. Additional investments in each class of shares of the Fund must be in amounts of $100 or more. The Fund retains the right to waive the minimum initial investment or to refuse to accept an order.

Share Class  Alternatives

The Fund is authorized to offer investors four different classes of shares, three of which, Class A, Class B and Class C shares, are offered by this prospectus. Class A Shares are subject to a maximum front-end sales charge of 5.75% and a distribution and service fee. If you are in a category of investors who may purchase Class A Shares without the imposition of a front-end sales charge, you will be subject to a deferred sales charge of 2.00% on Class A Shares redeemed within three hundred sixty (360) days of purchase. Class B Shares have no front-end sales charge and are subject to a contingent deferred sales charge on redemption. Class B Shares automatically convert to Class A Shares eight years after the calendar month-end in which the Class B Shares were purchased. Class C Shares are subject to a distribution and service fee and a deferred sales charge of 2.00% on Class C Shares redeemed within two (2) years of purchase. Class C Shares have no conversion feature. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives. For additional details about share class alternatives see "Distribution Arrangements".

Public  Offering  Price

When you buy shares of the Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price of Class A Shares is equal to the Fund's net asset value plus the initial sales charge, if any. The public offering price of Class B and Class C shares is equal to the Fund's net asset value. The Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Investing By Mail

For initial purchases, the account application form, which accompanies this prospectus, should be completed, signed and mailed to Fund Services, Inc. (the "Transfer Agent"), 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, together with a check made payable to the Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and taxpayer identification number(s).

Investing by Wire

You may purchase shares by requesting your bank to transmit funds by wire directly to the Transfer Agent. To invest by wire, please call the Fund at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Fund of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application form promptly to the Transfer Agent. This application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                                REDEEMING SHARES

You may redeem your shares at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all the information and documents necessary for your request to be considered in proper order. The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge. You will be notified promptly by the Transfer Agent if your redemption request is not in proper order.

We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption proceeds to you within 7 calendar days after the Transfer Agent receives your redemption request in proper form. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to 15 calendar days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares, and to eliminate the need for backup withholding.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call (800) 527-9525 for further information regarding redemptions.

If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Redemption  by Mail

To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last thirty (30) days, or if you ask that the proceeds to be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays.

Redemption by Telephone

You may redeem your shares by telephone provided that you request this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the amount of this service fee at any time without prior notice.

Redemption  by Wire

If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature  Guarantees

To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (1) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(2) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (3) trust companies; (4) firms which are members of a domestic stock exchange; (5) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (6) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations, or savings banks.

Proper Form

Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small  Accounts

Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account, if it has a value of less than $5,000. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline.

Automatic  Investment  Plan

Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges -- You may exchange all or a portion of your shares for the shares of certain other funds having different investment objectives, provided the shares of the fund you are exchanging into are registered for sale in your state of residence. Each account must meet the minimum investment requirements. Your account may be charged $10 for a telephone exchange fee. An exchange is treated as a redemption and a purchase and may result in realization of a gain or loss on the transaction.

Modification or Termination -- Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

Shareholder Communications -- The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

                             DISTRIBUTION AND TAXES

Dividends and Capital Gain Distributions -- Dividends from net investment income, if any, are declared annually. The Fund intends to distribute annually any net capital gains.

Distributions will automatically be reinvested in additional shares, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes -- In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. By law, the Fund must withhold 30% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. Class A Shares are subject to a front-end sales charge, a distribution and service fee. If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

Class A Shares

Amount of Purchase            Sales Charge as a Percentage of    Dealer
                              -------------------------------
Discount
At the Public                     Offering      Net Amount       as Percentage
Offering Price                    Price         Invested         of Offering
                                                                 Price

Less than $50,000                   5.75%         6.10%              5.00%
$50,000 but less than $100,000      4.50%         4.71%              3.75%
$100,000 but less than $250,000     3.50%         3.63%              2.75%
$250,000 but less than $500,000     2.50%         2.56%              2.00%
$500,000 but less than $1,000,000   2.00%         2.04%              1.75%
$1,000,000 or more                  1.00%         1.01%              1.00%

Class B Shares

Class B Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund. Class B Shares are subject to a contingent deferred sales charge on redemption. They automatically convert to Class A Shares after eight years, at which time applicable Distribution 12b-1 and Service Fees are reduced. The following is a schedule of the contingent deferred sales charge:

          Year 1  Year 2  Year 3  Year 4  Year 5  Year 6  Year 7  Year 8

          5.00%   4.00%   3.00%   3.00%   2.00%   1.00%   None    None

Waiver of Front-End Sales Charges -- Class A Shares

No sales charge shall apply to:

(1)  reinvestment of income dividends and capital gain distributions;

(2)  exchanges of one Fund's shares for those of another Fund;

(3) purchases of Fund shares made by current or former directors, officers, or employees, or agents of the Company, the Adviser, First Dominion Capital Corp., and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Fund's distributor for their own investment account and for investment purposes only;

(5) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the adviser or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's distributor.

The Fund offers the ability to purchase Class A Shares through a Statement of Intention or a Right of Accumulation that may reduce sales charges on your purchases of Class A Shares. Review the SAI or call the Fund at (800) 527-9525 for further information.

Rule 12b-1  Fees

The Board of Directors have adopted a Distribution and Service Plan for each of the Fund's Class A, Class B and Class C shares (collectively, the "12b-1 Plans"). Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the distributor. The fee paid to the distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.35% for Class A Share expenses and 1.00% for Class B Share and Class C Share expenses. With respect to the Class B and Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of a classes' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. As of the date of this prospectus, the Fund has not offered Class A, Class B or Class C shares. The information in the table is for the Class Y shares of the Fund. Certain information reflects financial results for a single Class Y share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in Class Y Shares of the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Tait, Weller and Baker, independent auditors, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD -- Class Y Shares


                                                                    Period ended
                                          Years ended August 31,      August 31,
                                     2003     2002        2001        2000*
Per Share Operating Performance
Net asset value,
  beginning of  period               $x.xx    $ 4.33      $10.54      $10.00
                                     -----    ------      ------      ------
Income from investment operations-
   Net investment loss                x.xx     (0.06)      (0.10)      (0.03)
   Net realized and unrealized  gain
    (loss) on investments             x.xx     (2.61)      (5.97)       0.57
                                      ----     ------      ------      ------
   Total from investment operations   x.xx     (2.67)      (6.07)       0.54
                                      ----     ------      ------      ------
Less distributions-
   Distributions from net
   realized gains
   on investments                     x.xx        --        (0.14)      --
--------
Net asset value, end of period       $x.xx      $1.66      $ 4.33      $10.54
                                     =====      =====      ======       ======
Total Return                         x.xx%     (61.66%)   (57.49%)       5.40%
Ratios/Supplemental Data
  Net assets,
   end of period (000's)            $x,xxx     $7,513     $18,830      $28,822
Ratio to average net assets (A)
   Expenses  (B)                      x.xx%      1.94%       1.98%       1.89%**
   Expense ratio - net (C)            x.xx%      1.90%       1.90%       1.89%**
   Net investment loss                x.xx%     (1.90%)     (1.90%)    (1.73%)**
Portfolio turnover rate               x.xx%     74.15%      70.97%     85.25%


 *         Commencement of operations was March 1, 2000.
**         Annualized

(A) Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 0.89% for the year ended August 31, 2002, 0.29% for the year ended August 31, 2001 and 1.44% for the period ended August 31, 2000.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.

(C) Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's SAI dated ___________________, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to The World Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-8255)

                                  GenomicsFund
                                   a series of
                              THE WORLD FUNDS, INC.
                          1500 FOREST AVENUE, SUITE 223
                               RICHMOND, VA 23229
                                 (800) 527-9525

                       STATEMENT OF ADDITIONAL INFORMATION

                                 Class A Shares
                                 Class B Shares
                                 Class C Shares

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus for the Class A, Class B and Class C shares of GenomicsFund (the "Fund") dated ____________. The prospectus may be obtained by writing to The World Funds, Inc. 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (800) 527-9525.

The Fund's audited financial statements and notes thereto for the year ended _________________ and the unqualified report of Tait, Weller & Baker, the Fund's independent auditors, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended _________________ (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund or calling (800) 527-9525


The date of this SAI is ___________________

                                TABLE OF CONTENTS
                                                                            PAGE

General Information
Investment Objective
Strategies and Risks
Investment Restrictions
Management of the Company
Principal Securities Holders
Adviser and Advisory Agreement
Management-Related Services
Portfolio Transactions
Capital Stock and Dividends
Plan of Distribution
Additional Information about Purchases and Sales
Tax Status
Investment Performance
Financial Information

                               GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund". This SAI relates to the prospectus for Class A, Class B and Class C shares of the GenomicsFund (the "Fund"). The Fund also offers Class Y Shares, which are described in a separate statement of additional information and related prospectus. The Fund is "non-diversified", as that term is defined in the 1940 Act.

The Fund is a separate investment portfolio or series of the Company. As of the date of this SAI, the Fund has offered one class of shares to investors, Class Y Shares. The Fund is authorized to issue four classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a distribution (i.e., 12b-1) fee; Class B Shares charging a maximum contingent deferred sales charge of 5.00% if redeemed within six years of purchase, carrying a higher distribution (i.e., 12b-1) fee than Class A Shares, but converting to Class A Shares eight years after purchase; Class C Shares, charging a back-end sales charge of 2.00% if shares are redeemed within two (2) years after purchase, and carrying a higher distribution (i.e., 12b-1) fee than Class A Shares, with no conversion feature; and Class Y Shares, which have no front-end sales charge, have a lower distribution (i.e., 12b-1) fee than Class A Shares and are only available to certain institutional investors and for shareholders who were shareholders in the Fund prior to or on the day the Fund began offering Class A, Class B and Class C shares. Each class of shares are substantially the same as they represent interest in the same portfolio of securities and differ only to the extent that they bear different expenses.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objectives and policies. The Fund's investment objective and fundamental investment restrictions may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, "majority of outstanding voting shares" means the lesser of (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company without shareholder approval; except that, the Company will give the shareholders of the Fund at least sixty (60) days' prior notice of any change with respect to its policy of investing.

                              INVESTMENT OBJECTIVE

The investment objective of the Fund is capital appreciation. The Fund will seek to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as stocks, warrants, convertible bonds, debentures or convertible preferred stock. Under normal conditions, the Fund will invest at least 80% of its net assets in securities of companies principally engaged in genomics or genomic-related businesses. This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders upon sixty (60) days prior notice.

All investments entail come market and other risk. For instance, there is no assurance that the adviser will achieve the investment objective of the Fund. You should not rely on an investment in the Fund as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectuses. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

Depositary Receipts

The Fund may invest on a global basis to take advantage of investment opportunities both within the U.S. and other countries. The Fund may buy foreign securities directly in their principal markets or indirectly through the use of depositary receipts. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR's), and other similar depositary receipts. ADRs are issued by an American bank or trust company and evidence ownership of underlying securities of a foreign company. EDRs are issued in Europe, usually by foreign banks, and evidence ownership of either foreign or domestic underlying securities. The foreign country may withhold taxes on dividends or distributions paid on the securities underlying the ADRs and EDRs, thereby reducing the dividend or distribution amount received by the Fund.

Unsponsored ADRs and EDRs are issued without the participation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current as for sponsored ADRs and EDRs. Holders of unsponsored ADRs generally bear all the costs of the ADR facilities. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Repurchase  Agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U.S. Government Securities. Under a repurchase agreement, the Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. The Fund considers a purchase of securities under repurchase agreements to be a loan by the Fund. The adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the ability to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Debt Securities

The Fund may invest in investment grade debt securities; which are securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard & Poor's Ratings Group ("S&P") at the time of purchase or, unrated securities which xGENx. LLC (the "Adviser") believes to be of comparable quality. The Fund does not currently intend to invest more than 5% of its total assets in securities that are below investment grade or that are unrated. Securities rated as Baa or BBB are generally considered to be investment grade although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Debt securities consist of bonds, notes, government and government agency securities, zero coupon securities, convertible bonds, asset-backed and mortgage-backed securities, and other debt securities whose purchase is consistent with the Fund's investment objective. The Fund's investments may include international bonds that are denominated in foreign currencies, including the European Currency Unit or "Euro". International bonds are defined as bonds issued in countries other than the United States. The Fund's investments may include debt securities issued or guaranteed by supranational organizations, corporate debt securities, bank or holding company debt securities.

U.S. Government Securities

The Fund may invest in U.S. Government Securities that are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Convertible Securities

The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such an opportunity for a higher yield or capital appreciation, the Fund may have to pay more for a convertible security than the value of the underlying common stock. The Fund will generally hold common stock it acquires upon conversion of a convertible security for so long as the Adviser anticipates such stock will provide the Fund with opportunities that are consistent with its investment objective and policies.

Warrants

The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Debentures

The Fund may invest in debentures which are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. An unsecured bond is a debenture.

Convertible Preferred Stock

The Fund may invest in preferred stock which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non-participating preferred, which is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the treasury bill rate or other money market rates. Convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred, which behaves more like a fixed-income bond.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Restricted Securities

The Fund may invest in restricted securities. Generally, "restricted securities" are securities which have legal or contractual restrictions on their resale. In some cases, these legal or contractual restrictions may impair the liquidity of a restricted security; in others, the legal or contractual restrictions may not have a negative effect on the liquidity of the security. Restricted securities which are deemed by the adviser to be illiquid will be included in the Fund's policy which limits investments in illiquid securities.

Other Securities

The Board of Directors may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectuses, provided such investments would be consistent with the Fund's investment objective and would not violate the Fund's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental  Investment  Policies and  Restrictions

The Fund has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Fund. As a matter of fundamental policy, the Fund may not:

(1) Invest in companies for the purpose of exercising management or control;

(2) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

(3) Purchase or sell commodities or commodity contracts;

(4) Invest in interests in oil, gas, or other mineral exploration or development programs;

(5) Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

(6) Issue senior securities, (except the Fund may engage in transactions such as those permitted by SEC release IC-10666);

(7) Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

(8) Participate on a joint or a joint and several basis in any securities trading account;

(9) Engage in short sales;

(10) Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

(11) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund;

(12) Make loans;

(13) Except as specified below, the Fund may only borrow money for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. The Fund may borrow money to avoid the untimely disposition of assets to meet redemptions, in an amount up to 33 1/3% of the value of its assets, provided that the Fund maintains asset coverage of 300% in connection with borrowings, and the Fund does not make other investments while such borrowings are outstanding; and

(14) Concentrate its investments in any industry, except that the Fund may concentrate in securities of companies which are genomic and genomic-related companies as described in the prospectuses.

In applying its investment policies and restrictions:

(1) Except with respect to the Fund's investment restriction concerning borrowing, percentage restriction on investment or utilization of assets is determined at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

      (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

      (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

      (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental  Policies  and  Restrictions

In addition to the fundamental investment restrictions described above, and the various general investment policies described in the prospectuses and elsewhere in this SAI, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

(1) Invest more than 15% of its net assets in illiquid securities;

(2) Engage in arbitrage transactions; or

(3) Purchase or sell options.

                            MANAGEMENT OF THE COMPANY

Directors and Officers

The Company is governed by a Board of Directors, which is responsible for protecting the interest of shareholders. The directors are experienced business persons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. A director who is considered an "interested person", as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with any investment manager or adviser to a fund of the Company, and the principal underwriter, and officers of the Company, are noted with an asterisk (*).

========================================================================
Name, Address and  Position(sNumber  Principal               Other
Age                Held      of      Occupation(s) During    Directorships
                   with      Funds   the Past 5 Years        by
                   Company   in                              Directors
                   and       Company                         and
                   Tenure    Overseen                        Number of
                                                             Funds in the
                                                             Complex Overseen

------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
*  John Pasco,       Chairman,  8       Mr. Pasco is         Vontobel
III(1)               Director           Treasurer and a      Funds,
1500 Forest Avenue   and                Director of          Inc. -- 1
Suite 223            Treasurer          Commonwealth         Fund; The
Richmond, VA 23229   since              Shareholder          World
(55)                 May, 1997          Services, Inc.       Insurance
                                        ("CSS"), the         Trust --
                                        Company's            1 Fund
                                        Administrator,
                                        since 1985; President
                                        and Director of
                                        First Dominion Capital
                                        Corp. ("FDCC"), the
                                        Company's underwriter
                                        Since 1987; Director
                                        and shareholder of Fund
                                        Services, Inc., the
                                        Company's Transfer
                                        and Disbursing Agent
                                        since 1987;
                                        President and Treasurer
                                        of Commonwealth
                                        Capital Management,
                                        Inc. since 1983
                                        which owns an interest
                                        in the investment
                                        adviser to the Third
                                        Millennium Russia
                                        Fund series of the
                                        Company; President of
                                        Commonwealth Capital
                                        Management, LLC,
                                        the adviser to the
                                        Fund since January,
                                        2003; Shareholder of
                                        Commonwealth Fund
                                        Accounting, Inc.,
                                        which provides
                                        bookkeeping services
                                        to the Company;
                                        Chairman, Director
                                        and Treasurer of
                                        Vontobel Funds, Inc.,
                                        a registered
                                        investment company,
                                        since March, 1997;
                                        Chairman, Trustee and
                                        Treasurer of The
                                        World Insurance Trust,
                                        a registered
                                        investment company,
                                        since May, 2002. Mr.
                                        Pasco is also a
                                        certified public
                                        accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd, Jr.     Director   8        Mr. Boyd is         Vontobel
10808 Hob Nail Court since               Manager of the      Funds,
Potomac, MC 20854    May, 1997           Customer Services   Inc. -- 1
(60)                                     Operations and      Fund; The
                                         Accounting          World
                                         Division of the     Insurance
                                         Potomac Electric    Trust --
                                         Power Company       1 Fund;
                                         since August,       Satuit
                                         1978;  Director of  Capital
                                         Vontobel Funds,     Management
                                         Inc.,  a            Trust --
                                         registered          1 Fund;
                                         investment          Janus
                                         company, since      Capital
                                         March, 1997;  a     Management
                                         Trustee of The      Trust-- 2
                                         World Insurance     Funds
                                         Trust,  a
                                         registered
                                         investment
                                         company, since
                                         May, 2002; and a
                                         Trustee of Satuit
                                         Capital Management
                                         Trust, a
                                         registered
                                         investment
                                         company, since
                                         October, 2002.
                                         Mr. Boyd is also a
                                         certified public
                                         accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
William E. Poist     Director   8        Mr. Poist is a      Vontobel
5272 River Road      since               financial and tax   Funds,
Bethesda, MD 20816   May, 1997           consultant through  Inc. -- 1
(64)                                     his firm            Fund; The
                                         Management   Funds  World
                                         Consulting for      Insurance
                                         Professionals       Trust --
                                         since  1968;        1 Fund
                                         Director of
                                         Vontobel Funds,
                                         Inc.,   a
                                         registered
                                         investment
                                         company,   since
                                         March, 1997;  and
                                         a Trustee of The
                                         World Insurance
                                         Trust, a
                                         registered
                                         investment
                                         company,   since
                                         May, 2002.  Mr.
                                         Poist is also a
                                         certified public
                                         accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M. Dickinson    Director   8        Mr. Dickinson is    Vontobel
8704 Berwickshire    since               President of        Funds,
Drive                May, 1997           Alfred J.           Inc. -- 1
Richmond, VA 23229                       Dickinson, Inc.     Fund; The
(53)                                     Realtors since      World
                                         April, 1971;        Insurance
                                         Director of         Trust --
                                         Vontobel Funds,     1 Fund
                                         Inc., a registered
                                         investment
                                         company, since
                                         March, 1997; and a
                                         Trustee of The
                                         World Insurance
                                         Trust, a
                                         registered
                                         investment
                                         company,  since
                                         May, 2002.
------------------------------------------------------------------------
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
F. Byron Parker, Jr. Secretary N/A      Mr. Parker is                   N/A
1500 Forest Avenue   since              Secretary of CSS
Suite 222            May, 1997          and FDCC since
Richmond, VA 23229                      1986; Secretary of
(57)                                    Vontobel Funds,
                                        Inc., a registered
                                        investment
                                        company, since
                                        March, 1997;
                                        Secretary of The
                                        World Insurance
                                        Trust, a
                                        registered
                                        investment
                                        company,
                                        since May, 2002;
                                        and partner in the
                                        law firm Parker
                                        and McMakin.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  Jane H. Williams  Vice       N/A      Ms. Williams is     N/A
245 Lytton Avenue    President           President of Sand
Suite 250            of the              Hill Advisors,
Palo Alto, CA        Company             Inc., a registered
94301-1465           and                 investment
(52)                 President           adviser, since
                     of the              August, 2000 and
                     Sand Hill           was the Executive
                     Portfolio           Vice President of
                     Manager             Sand Hill
                     Fund                Advisors, since
                     series              1982.
                     since
                     May, 1997.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  Leland H. Faust   President  N/A      Mr. Faust is        N/A
One Montgomery       of the              President of CSI
Street               CSI                 Capital
Suite 2525           Equity              Management, Inc.,
San Francisco, CA    Fund                a registered
94104                series              investment
(54)                 and the             adviser, since
                     CSI Fixed           1978.  Mr. Faust
                     Income              is also a partner
                     Fund                in the law firm
                     series              Taylor & Faust
                     since               since September,
                     October,            1975.
                     1997.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  Stephen Goddard   Vice       N/A      Mr. Goddard has     N/A
Riverfront Plaza     President           been the President
West Tower           of the              and principal
901 East Byrd Street Company             shareholder of The
Suite 1350A          and                 London Company, a
Richmond, VA 23219   President           registered
(42)                 of the              investment
                     New                 adviser, since its
                     Market              inception and has
                     Fund                been the portfolio
                     series              manager of the New
                     since               Market Fund series
                     March,              since its
                     2003                inception on
                                         October 1, 1998.
                                         Mr. Goddard is
                                         also a director
                                         and shareholder of
                                         Virginia
                                         Management
                                         Investment
                                         Corporation, a
                                         registered
                                         investment
                                         adviser. Mr.
                                         Goddard has
                                         fifteen years
                                         experience in
                                         senior portfolio
                                         management,
                                         security analysis
                                         and finance.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  John T. Connor,   Vice       N/A      Mr. Connor is       N/A
Jr.                  President           President of Third
1185 Avenue of the   of the              Millennium
Americas             Company             Investment
32nd Floor           and                 Advisors, LLC, a
New York, NY 10036   President           registered
(60)                 of the              investment
                     Third               adviser, since
                     Millennium          April, 1998; and
                     Russia              Chairman of ROSGAL
                     Fund                Insurance since
                     series              1993.
                     since
                     October,
                     1998.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  Robert J.         Vice       N/A     Chairman of the      N/A
Sullivan             President          Board, President
2608 Goldbug Ave.    of the             and Treasurer of
Sullivans Island,    Company            Satuit Capital
SC 29482             and                Management Trust,
(__)                 President          an open-end
                     of the             investment
                     GenomicsFund       management
                     series             company, since
                     since              December, 2000;
                     January,           Managing Director
                     2003               and Investment
                                        Officer of Satuit
                                        Capital Management,
                                        LLC, a registered
                                        investment adviser,
                                        from June, 2000 to
                                        Present; Portfolio
                                        Manager and Senior
                                        Equity Analyst at
                                        Cadence Capital
                                        Management from 1997 to
                                        2000, an institutional
                                        asset management
                                        firm.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  Derwood S.        Vice       N/A      Mr. Chase is        N/A
Chase, Jr.           President           President of Chase
300 Preston Avenue   of the              Investment Counsel
Suite 403            Company             Corporation, a
Charlottesville, VA  and                 registered
22902                President           investment
(70)                 of the              adviser, and its
                     Chase               predecessor, since
                     Mid-Cap             1957.
                     Growth
                     Fund
                     since
                     September,
                     2002.
------------------------------------------------------------------------
------------------------------------------------------------------------
*  E. Ronald Lara    Vice       N/A      Mr. Lara is the     N/A
8000 Towers          President           Executive Vice
Crescent Drive       of the              President of the
Suite 660            Company             Lara Group, Ltd.,
Vienna, VA           and                 a registered
22182-2700           President           investment
(59)                 of the              adviser, since
                     Lara U.S.           January, 1991.
                     Treasury Fund
                     series since
                     March, 2003.
-------------------------------------------------------------------------

(1) Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to the Fund; (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.

The Company has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. During its most recent fiscal year ended August 31, 2003, the Audit Committee met _____times.

The Company has a standing Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During the Company's most recent fiscal year ended August 31, 2003, the Nominating Committee met ____ times.

The Company does not compensate the directors and officers who are officers or employees of any adviser to a fund of the Company. The directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the directors which they attend in person or by telephone. Mr. Parker, Secretary of the Company, received legal fees from the Company for certain legal services provided to the Company. Directors and officers are reimbursed for travel and other out-of-pocket expenses. The Company does not offer any retirement benefits for directors.

As of December 31, 2003 the directors beneficially owned the following dollar range of equity securities in the Fund:

---------------------------------------------------------------
 Name of Director  Dollar Range of    Aggregate Dollar Range
                   Equity Securities  of Equity Securities in
                   in the Fund        All Funds of the
                                      Company Overseen by the
                                      Directors
---------------------------------------------------------------
---------------------------------------------------------------
John Pasco, III    $____ - $____      $____ - $____
---------------------------------------------------------------
---------------------------------------------------------------
Samuel Boyd        $____ - $____      $____ - $____
---------------------------------------------------------------
---------------------------------------------------------------
Paul Dickinson     $____ - $____      $____ - $____
---------------------------------------------------------------
---------------------------------------------------------------
William Poist      $____ - $____      $____ - $____
---------------------------------------------------------------

For the fiscal year ended August 31, 2003, the directors received the following compensation from the Company:

-------------------------------------------------------------------
Name and Position    Aggregate       Pension or   Total
Held                 Compensation    Retirement   Compensation
                     from the Fund   Benefits from the
                     for Fiscal      Accrued as   Company (2)
                     Year ended      Part of
                     8/31/03(1)      Fund
                                     Expenses
-------------------------------------------------------------------
-------------------------------------------------------------------
John Pasco, III,     $____           N/A          $____
Chairman
-------------------------------------------------------------------
-------------------------------------------------------------------
Samuel Boyd, Jr.,    $____           N/A          $____
Director
-------------------------------------------------------------------
-------------------------------------------------------------------
Paul M. Dickinson,   $____           N/A          $____
Director
-------------------------------------------------------------------
-------------------------------------------------------------------
William E. Poist,    $____           N/A          $____
Director
-------------------------------------------------------------------

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board of Directors for the Fund's fiscal year ended August 31, 2003.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal year ended August 31, 2003. The Company consisted of a total of eight funds as of August 31, 2003.

Approval of Investment Advisory Agreement -- The Board of Directors of the Company and shareholders of the Fund most recently approved the terms and conditions of: (i) the Investment Advisory Agreement between Commonwealth Capital Management, LLC (the "Adviser"); and (ii) the Investment Sub-Advisory Agreement between the Adviser, on behalf of the Fund, and Satuit Capital Management, LLC (the "Sub-Adviser"), at a special meeting of shareholders held on March 25, 2003. At the meeting, the directors reviewed the materials provided to the directors in advance of the meeting. These materials included a description of the agreements, information concerning the fees charged for investment advisory or sub-advisory services, information on the Fund's expense ratio, including the agreement in place to waive fees and/or cap the expense ratio, performance data for the Fund and comparable competitors and indices, and information concerning the personnel rendering investment advisory or sub-advisory services to the Fund.

The Board also reviewed the nature, scope and quality of the investment advisory or sub-advisory services provided to the Fund. They noted that Mr. Pasco, Chairman of the Board and an officer of the Company, could benefit from the approval of these agreements. The Board discussed the profitability of the Adviser and the Sub-Adviser.

Sales Loads -- No front-end or contingent deferred sales charges are applied to THE purchase of Fund shares by current or former directors, officers, employees or agents of the Company, the Adviser, FDCC, and by the members of their immediate families.

              POLICIES CONCERNING PERSONAL INVESTMENT ACTIVITIES

The Fund, the Adviser and the principal underwriter have each adopted a Codes of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

As of December 31, 2003, the following persons owned of record or beneficially shares of the Fund in the following amounts:

----------------------------------------------------------------------------
Name and Address          Number of Shares         Percentage of Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------


----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------

As of December 31, 2003, the directors and officers of the Company as a group owned ________% of the Fund's outstanding shares.

                         ADVISER AND ADVISORY AGREEMENT

Commonwealth Capital Management, LLC, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately held limited liability company. Mr. John Pasco, III, Chairman of the Board of the Company, is President of the Adviser.

The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

Pursuant to the Advisory Agreement, the Adviser provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. For the period September 1, 2002 to January 15, 2003 xGENx, LLC (the predecessor investment adviser) provided advisory services to the Fund under the same fee structure. CCM has assumed xGENx, LLC's obligation to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through March 25, 2005. For the year ended August 31, 2003, xGENx waived fees of $24,603 and CCM waived fees of $57,816 and reimbursed expenses of $21,731.

CCM may be entitled to reimbursement of fees waived or remitted by CCM and xGENx, LLC to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or remitted by CCM and xGENx, LLC to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2003 was $319,198.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

Investment Sub-Adviser -- The Adviser has entered into an Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Satuit Capital Management, LLC (the "Sub-Adviser"). Mr. Robert J. Sullivan has been the President and principal shareholder of the Sub-Adviser since its inception and has been the portfolio manager of the Fund since January 15, 2003.

The Sub-Adviser provides the Adviser with investment analysis and timing advice, research and statistical analysis relating to the management of the portfolio securities of the Fund. The investment recommendations of the Sub-Adviser are subject to the review and approval of the Adviser (acting under the supervision of the Company's Board of Directors). The Adviser, from its advisory fee, pays the Sub-Adviser one-half of the advisory fee received from the Fund.

                           MANAGEMENT-RELATED SERVICES

Administration -- Pursuant to an Administrative Services Agreement with the Company (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.20% on the first $250 million of average daily net assets of the Fund; 0.175% on the average daily net assets of the Fund in excess of $250 million and not more than $500 million; 0.15% on the average daily net assets of the Fund in excess of $500 million and not more than $1 billion; and 0.10% on the average daily net assets of the Fund in excess of $1 billion, subject to a minimum amount. CSS also receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

As provided in the Administrative Agreement, CSS received administration fees of $67,499, $40,862 and $_________ for fiscal years ended August 31, 2001, 2002 and
2003, respectively.

Custodian -- Pursuant to a Custodian Agreement with the Company, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston Massachusetts 02109, acts as the custodian of the Fund's securities and cash. With the consent of the Company, BBH has designated The Depository Trust Company of New York as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the U.S. Such appointments are subject to appropriate review by the Company's Board of Directors.

Accounting Services -- Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229 acts as the accounting services agent of the Fund. As the accounting services agent of the Fund, CFA maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. John Pasco, III, Chairman of the Board of the Company, is a shareholder of CFA, and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly on the average daily net assets of the Fund, against a minimum fee, plus out-of-pocket expenses. As provided in the Accounting Agreement, CFA received fees of $24,629, $24,700 and $_______ for the fiscal years ended August 31, 2001, 2002 and 2003, respectively.

Transfer Agent -- Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Company's transfer and dividend disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. John Pasco, III, Chairman of the Board of the Company and an officer and shareholder of CSS (the Administrator of the Fund), owns one-third of the stock of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor

First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the each class of shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of FDCC, and is its President, Treasurer and a Director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. FDCC is entitled to the front-end sales charge on the sales of Class A Shares and the deferred sales charge applicable to the Fund's Class A or Class C shares, as described in the applicable prospectus and this SAI. FDCC is also entitled to the payment of contingent deferred sales charges upon the redemption of Class B Shares as described in the applicable prospectus and this SAI. In addition, FDCC may receive distribution 12b-1 and service fees from the Fund, as described below under "PLAN OF DISTRIBUTION". During the fiscal year ended August 31, 2003, no sales charges were paid in connection with the sale of the Fund's Class A, Class B or Class C shares, nor were any distribution 12b-1 fees paid for the Class A, Class B or Class C shares of the Fund.

Independent Accountants

The Company's independent auditors, Tait, Weller & Baker, audit the Company's annual financial statements, assists in the preparation of certain reports to the U.S. Securities and Exchange Commission (the "SEC"), and prepares the Company's tax returns. Tait, Weller & Baker is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Fund's securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Adviser with investment recommendations, statistical, research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical, research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Fund may be used by the Adviser for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

While there is no formula, agreement or undertaking to do so, and when it can be done consistent with the policy of obtaining best price and execution, the Fund may consider sales of its shares as a factor in the selection of brokers to execute portfolio transactions. The Adviser may be authorized, when placing portfolio transactions for the Fund, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information.

Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The directors review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Fund. The Board of Directors of the Company believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

The Fund paid brokerage commissions as follows:

----------------------------------------------------------------------------
                        Years or period ended August 31,
----------------------------------------------------------------------------
----------------------------------------------------------------------------
          2001                      2002                     2003
----------------------------------------------------------------------------
----------------------------------------------------------------------------
         $38,766                  $55,173                   $_____
----------------------------------------------------------------------------

Portfolio Turnover -- Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Fund will be less than 100%.

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 750,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund, and has further reclassified those shares as follows:
Fifteen Million (15,000,000) shares for Class A Shares of the Fund; Ten Million (10,000,000) shares for Class B Shares of the Fund; Ten Million (10,000,000) shares for Class C Shares of the Fund; and Fifteen Million (15,000,000) shares for Class Y Shares of the Fund.

The Articles of Incorporation of the Company authorize the Board of Directors to classify or re-classify any unissued shares into one or more series or classes of shares. Each series or class shall have such preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Board may determine.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each class of shares in the Fund (i.e., Class A, Class B, Class C and Class Y shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, holders of Class A Shares will bear the expenses of the Distribution 12b-1 Plan applicable to it. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate, and not by series or class, except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted on affects the interest of shareholders of a particular series or class. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of FSI.

Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, transactions made as a result of the Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan -- The Board of Directors of the Company have adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of the Fund. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the prospectuses, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund; and (iii) the Fund's Class B Shares will convert automatically into Class A Shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion. At present, the Fund is authorized to offer Class A Shares, charging a front-end sales charge and charging a distribution (i.e., 12b-1) fee; Class B Shares, imposing a contingent deferred sales charge upon the sale of shares within six years of purchase, charging a higher distribution (i.e., 12b-1) fee than Class A Shares and converting to Class A Shares after 8 years; Class C, Shares charging a deferred sales charge on shares redeemed within two year of purchase, and charging a higher distribution (i.e., 12b-1) fee than Class A Shares with no conversion feature; and Class Y Shares of the Fund, which does not charge a front-end sales charge or deferred sales charge, and which charges a lower distribution (i.e., 12b-1) fee than Class A Shares and are only available to certain institutional investors and for shareholders who were shareholders in the Fund prior to or on the day the Fund began offering Class A, Class B and Class C shares.

                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). These non-cash concessions are in addition to the sales load described in the Prospectus for Class A, Class B and Class C shares. The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.


Computation of Offering Price

A hypothetical illustration of the computation of the offering price per share of Class A Shares of the Fund, using the value of the Fund's net assets attributable to its Class Y Shares and the number of outstanding Class Y Shares of the Fund at the close of business on August 31, 2003 and the maximum front-end sales charge of 5.75% applicable to Class A Shares, is as follows:

                                         Class A Shares

            Net Assets                    $x,xxx,xxx
            Outstanding Shares             x,xxx,xxx
            Net Asset Value Per Share     $     x.xx
            Sales Charge (5.75% of
              the offering price
             of Class A Shares            $     x.xx
            Offering Price to Public      $     x.xx


Statement of Intention

The reduced sales charges and public offering price applicable to Class A Shares set forth in the prospectus for Class A, Class B and Class C shares applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested).

If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Plan of Distribution

The Fund has a Distribution and Service Plan (the "12b-1 Plan") for each of its Class A, Class B and Class C shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the 12b-1 Plan were incurred within the preceding 12 months and accrued while such 12b-1 Plan is in effect.

The 12b-1 Plan for Class A shares provides that the Fund will pay a fee to the Distributor at an annual rate of 0.35% of the average daily net assets attributable to the Fund's outstanding Class A Shares. The 12b-1 Plan for Class B and Class C shares provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of the average daily net assets attributable to the Fund's outstanding Class B and Class C shares. As of the date of this SAI, the Fund has not yet offered Class A, Class B or Class C shares. Accordingly, no fees were paid pursuant to the Fund's Class A, Class B or Class C shares 12b-1 Plan for the fiscal year ended August 31, 2003.

Under the Class B and Class C shares' 12b-1 Plans, payments by the Company (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Class B or Class C shares (as applicable); and (ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rates of 0.25% of the average daily net assets attributable to the Fund's outstanding Class B or Class C shares (as applicable) which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in Fund shares; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Fund shares.

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Fund shares in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Fund shares.

Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plans provide that a report of the amounts expended under the 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The 12b-1 Plans provide that they may not be amended to increase materially the costs which Class A, Class B or Class C shares of the Fund may bear for distribution pursuant to the 12b-1 Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plans or in any related agreements (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Company's Board of Directors have concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and holders of each of its classes of shares. The 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the applicable class of shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the applicable class of shares of the Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.


               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares

You may purchase shares of the Fund directly from FDCC. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. Generally, you will also have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge in connection with the purchase of Class A Shares.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserve the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, Directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.


Exchanging Shares

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared by unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form.

Conversion of Class B Shares to Class A Shares

Class B Shares of the Fund will automatically convert to Class A Shares of the Fund, based on the relative net asset value per share of the aforementioned classes, eight years after the end of the calendar month in which your Class B share order was accepted. For the purpose of calculating the holding period required for conversion of Class B Shares, order acceptance shall mean: (1) the date on which such Class B Shares were issued, or (2) for Class B Shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B Shares) the date on which the original Class B Shares were issued. For purposes of conversion of Class B Shares, Class B Shares purchased through the reinvestment of dividends and capital gain distribution paid in respect of Class B Shares, will be held in a separate sub-account. Each time any Class B Shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A Shares, a pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The portion will be determined by the ratio that the shareholder's Class B Shares converting to Class A Shares bears to the shareholder's total Class B Shares not acquired through the reinvestment of dividends and capital gain distributions. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

Whether a Contingent Deferred Sales Charge Applies

In determining whether a Contingent Deferred Sales Charge ("CDSC") is applicable to a redemption of Class B Shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing (1) Class B Shares acquired by reinvestment of dividends and capital gains distributions, (2) Class B Shares held for over six years, and (3) Class B Shares held the longest during the six-year period.

Eligible Benefit Plans

An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares

You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Company's procedure is to redeem shares at the Net Asset Value (the "NAV") determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge. Payment will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the New York Stock Exchange (the "NYSE") is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account -- The Regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with your prospectus to open your account.

Telephone Transactions -- A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed.

The Company employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Company believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as a shareholder of record.

Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plans -- Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans -- Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

                                   TAX STATUS

Distributions of Net Investment Income -- Generally, the Fund receives income in the form of dividends and other income on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or reinvest them in additional shares.

Distribution of Capital Gains -- The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminated excise or income taxes on the Fund. The Fund has a capital loss carryforward of $9,645,613 available to offset future capital gains, if any. Of this amount, $697,730 expires in 2009, and $8,947,883 expires in 2010.

Information on the Tax Character of Distributions -- The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company -- The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements -- To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31st of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31st and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares -- Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different fund of the Company, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations -- Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations -- Because the Fund's income may include corporate dividends, if the shareholder is a corporation, a percentage of the dividends paid by the Fund may qualify for the dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices, in advertisements or in reports to shareholders, The Fund states performance in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information -- From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                           6
           Yield = 2[(a-b+1)-1]
                      ---
                      cd

Where:

a   =  dividends and interest earned during the period.
b   =  expenses accrued for the period (net of reimbursements).
c   =  the average  daily number of shares  outstanding  during the
       period  that were entitled to receive     dividends.
d   =  the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance -- Total return quotations used by the fund are based upon standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

                n
           P(1+T) = ERV

Where:

P   =  a  hypothetical  initial  payment $1,000
T   =  average annual total return
N   =  number of years (l, 5 or 10)
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

As of the date of this SAI, the Fund has only offered one class of shares, Class Y Shares. Based on the foregoing, the average annual total returns for Class Y Shares (before taxes) for the periods or years indicated would be:

----------------------------------------------------------------------
               Years or Periods ended August 31, 2003
----------------------------------------------------------------------
----------------------------------------------------------------------
One Year           Five Years       Ten Years        Since
                                                     Inception(1)
----------------------------------------------------------------------
----------------------------------------------------------------------
_______%           N/A              N/A              _______%
----------------------------------------------------------------------

(1) Class Y Shares' commencement of operations was March 1, 2000.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rte for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

The Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Fund Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                              THE WORLD FUNDS, INC.
                          1500 Forest Avenue, Suite 223
                            Richmond, Virginia 23229
                            TELEPHONE: (800) 527-9525
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal period ended ____________________ has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent auditors, Tait, Weller and Baker, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                           PART C - OTHER INFORMATION

ITEM 23.   Exhibits

(a) Articles of Incorporation.

(1) Articles of Incorporation of The World Funds, Inc.(the "Registrant") dated May 8, 1997, as filed with the State of Maryland Department of Assessments and Taxation ("State of Maryland") on May 9, 1997 are incorporated herein by reference to Exhibit No. 23(a)(1) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the U.S. Securities and Exchange Commission (the "SEC") on December 26, 2001 ("PEA No. 19").

(2) Articles Supplementary dated July 29, 1997, as filed with the State of Maryland on July 30, 1997, creating the CSI Equity Fund and the CSI Fixed Income Fund are incorporated herein by reference to Exhibit No. 23(a)(2) of PEA No. 19.

(3) Articles Supplementary dated June 19, 1998, as filed with the State of Maryland on June 23, 1998, creating the Third Millennium Russia Fund and The Third Millennium Russia Fund are incorporated herein by reference to Exhibit No. 23(a)(3) of PEA No. 19.

(4) Articles Supplementary dated June 22, 1998, as filed with the State of Maryland on June 24, 1998, increasing the authorized shares of the Registrant from 250,000,000 to 500,000,000 are incorporated herein by reference to Exhibit No. 23(a)(4) of PEA No. 19.

(5) Articles Supplementary dated December 9, 1999, as filed with the State of Maryland on March 2, 2000, creating GenomicsFund.com are incorporated herein by reference to Exhibit No. 23(a)(5) of PEA No. 19.

(6) Articles Supplementary dated April 3, 2000, as filed with the State of Maryland on April 27, 2000, creating the Global e Fund are incorporated herein by reference to Exhibit No. 23(a)(6) of PEA No. 19.

(7) Articles Supplementary dated April 14, 2000, as filed with the State of Maryland on June 2, 2000, creating the Monument EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a)(2)(f) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on May 12, 2000 ("PEA No. 11").

(8) Articles Supplementary dated May 24, 2000, as filed with the State of Maryland on June 6, 2000, increasing the authorized shares of the Registrant from 500,000,000 to 750,000,000, are incorporated herein by reference to Exhibit No. 23(a)(2)(g) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on August 18, 2000 ("PEA No. 12").

(9) Articles Supplementary dated October 4, 2000, as filed with the State of Maryland on October 5, 2000, reclassifying shares of the Global e Fund into Class A and Class B Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(h) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on October 25, 2000 ("PEA No. 13").

(10) Articles Supplementary dated December 29, 2000, as filed with the State of Maryland on January 8, 2001, creating the Newby Fund (formerly known as "Newby's Ultra Fund") are incorporated herein by reference to Exhibit No. 23(a)(10) of PEA No. 19.

(11) Articles of Amendment dated January 10, 2001, as filed with the State of Maryland on January 30, 2001, changing the name of Newby's Ultra Fund to the Newby Fund, are incorporated herein by reference to Exhibit No. 23(a)(3)(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on March 13, 2001 ("PEA No. 15").

(12) Articles of Amendment dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, renaming the existing classes of shares of the Sand Hill Portfolio Manager Fund, the CSI Equity Fund and GenomicsFund.com as Class Y Shares, are incorporated herein by reference to Exhibit No. 23(a)(3)(b) of PEA No. 15.

(13) Articles Supplementary dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, reclassifying certain of the authorized but unissued shares of the existing class of shares of each of the Sand Hill Portfolio Manager Fund, the CSI Equity Fund and GenomicsFund.com as Class A, Class B and Class C Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(j) of PEA No. 15.

(14) Articles of Amendment dated June 8, 2001, as filed with the State of Maryland on June 11, 2001, changing the name of the CSI Equity Fund Class B Shares to CSI Equity Fund Institutional Shares are incorporated herein by reference to Exhibit No. 23(a)(14) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on February 7, 2002 ("PEA No. 21").

(15) Articles Supplementary dated January 18, 2002, as filed with the State of Maryland on January 22, 2002, dissolving the Monument EuroNet Fund are incorporated herein by reference to Exhibit No. 23(a)(15) of PEA No. 21.

(16) Articles of Amendment dated July 11, 2002, as filed with the State of Maryland on July 16, 2002, changing the name of the GenomicsFund.com Class Y Shares to GenomicsFund Class Y Shares; changing the name of the GenomicsFund.com Class A Shares to GenomicsFund Class A Shares; changing the name of the GenomicsFund.com Class B Shares to GenomicsFund Class B Shares; and changing the name of the GenomicsFund.com Class C Shares to GenomicsFund Class C Shares are incorporated herein by reference to Exhibit No. 23(a)(16) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on October 8, 2002 ("PEA No. 24").

(17) Articles of Amendment dated September 3, 2002, as filed with the State of Maryland on September 5, 2002, changing the name of the Newby Fund to Chase Mid-Cap Growth Fund and further renaming shares from Chase Mid-Cap Growth Fund Investor Class Shares to Chase Mid- Cap Growth Fund Class A Shares; and renaming shares from Chase Mid- Cap Growth Fund Service Class to Chase Mid-Cap Growth Fund Class C Shares are incorporated herein by reference to Exhibit No. 23(a)(17) of PEA No. 24.

(18) Articles Supplementary dated December 9, 2002, as filed with the State of Maryland on December 16, 2002, creating the Lara Treasury Management Fund are incorporated herein by reference to Exhibit No. 23(a)(18) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on December 19, 2002 ("PEA No. 27")

(19) Articles of Amendment dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, renaming the existing shares of the New Market Fund and the Third Millennium Russia Fund as Class A Shares are incorporated herein by reference to Exhibit No. 23(a)(19) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on December 19, 2002 ("PEA No. 28").

(20) Articles Supplementary dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, reclassifying shares of the New Market Fund and the Third Millennium Russia Fund into Class A, Class B and Class C shares are incorporated herein by reference to Exhibit No. 23(a)(20) of PEA No. 28.

(21) Articles of Amendment dated March 21, 2003, as filed with the State of Maryland on March 22, 2003, renaming the existing shares of the Lara Treasury Management Fund Class A Shares to the Lara U.S. Treasury Fund Class A Shares; renaming the Lara Treasury Management Fund Class C Shares to the Lara U.S. Treasury Fund Class C Shares; and renaming the Lara Treasury Management Fund Institutional Shares to the Lara U.S. Treasury Fund Institutional Shares are incorporated herein by reference to Exhibit No.23(a)(21) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File Nos.333-29289 /811-8255) as filed with the SEC on October 16, 2003 ("PEA No. 31").

(22) Articles Supplementary dated August 18, 2003, as filed with the State of Maryland on August 19, 2003, creating the Vontobel Eastern European Equity Fund are incorporated by reference to Exhibit No. 23(a)(22) of PEA No. 31.

(23) Articles of Amendment dated September 29, 2003, as filed with the State of Maryland on September 30, 2003, renaming the existing New Market Fund B Shares to the New Market Fund Institutional Shares; and renaming the existing Third Millennium Russia Fund B Shares to the Third Millennium Russia Fund Institutional Shares are incorporated by reference to Exhibit No.23(a)(23) of PEA No. 31.

(24) Articles Supplementary dated October 8, 2003, as filed with the State of Maryland on October 9, 2003, creating the Dividend Capital Realty Fund are incorporated by reference to Exhibit No. 23(a)(24) of PEA No. 31.

(25) FORM OF: Articles of Amendment dated October 16, 2003, to be filed with the State of Maryland, renaming the Dividend Capital Realty Fund as the Dividend Capital Realty Income Fund and to rename the authorized issued and unissued shares of this series of the Registrant as follows: Dividend Capital Realty Fund Class A Shares to the Dividend Capital Realty Income Fund Class A Shares; renaming the existing shares of the Dividend Capital Realty Fund Class B Shares to the Dividend Capital Realty Income Fund Class B Shares; renaming the existing shares of the Dividend Capital Realty Fund Class C Shares to the Dividend Capital Realty Income Fund Class C Shares; and renaming the existing shares of the Dividend Capital Realty Fund Class Y Shares to the Dividend Capital Realty Income Fund Class Y Shares are incorporated by reference to Exhibit No. 23(a)(25) of PEA No. 31.

(b) By-Laws.

      The By-Laws of the Registrant are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

(c) Instruments Defining Rights of Security Holders.

     See Article FIFTH and Article SEVENTH, Section 2 of the Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19; and Article II, Article III and Article XI of the By-laws, which are incorporated herein by reference to Exhibit B of the
     Registrant's    Registration    Statement   on   Form   N-1A   (File Nos.
     333-29289/811-8255), as filed with the SEC on June 16, 1997.

(d) Investment Advisory Contracts.

(1) Investment Advisory Agreement dated October 25, 2000 between Sand Hill Advisors, Inc. and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(d)(1) of PEA No. 19.

(2) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant on behalf of the CSI Equity Fund is incorporated herein by reference to Exhibit No. 23(d)(2) of PEA No. 19.

(3) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant on behalf of the CSI Fixed Income Fund is incorporated herein by reference to Exhibit No. 23(d)(3) of PEA No. 19.

(4) GenomicsFund.

     (a) Investment Advisory Agreement dated March 1, 2002 between xGENx, LLC and the Registrant on behalf of GenomicsFund (formerly known as GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(23)(d)(6) of PEA No. 11.

     (b) Investment Advisory Agreement dated March 25, 2003 between Commonwealth Capital Management, LLC ("CCM") and the Registrant on behalf of GenomicsFund is incorporated herein by reference to Exhibit No. 23(d)(4)(b) of PEA No. .

     (c) Sub-Advisory Agreement dated March 25, 2003 between CCM and Satuit Capital Management, LLC ("SCM")is incorporated herein by reference to Exhibit No. 23(d)(4)(c) of PEA No. ..

(5) New Market Fund.

     (a) Investment Advisory Agreement dated September 21, 1998 between Virginia Management Investment Corporation and the Registrant on behalf of the New Market Fund is incorporated herein by reference to
         Exhibit  No.   23(d)(5)  to  Amendment  No.  5  to  the Registrant's
         Registration Statement on Form N-1A (File No. 811-8255) as filed with the SEC on December 30, 1998 ("Amendment No. 5").

     (b) Sub-Advisory Agreement dated September 21, 1998 between Virginia Management Investment Corporation and The London Company of Virginia on behalf of the New Market Fund is incorporated herein by reference to Exhibit No. 23(d)(5) to Amendment No. 5.

     (c) Investment Advisory Agreement dated March 31, 2003 between The London Company of Virginia and the Registrant, on behalf of the New Market Fund.

(6) Third Millennium Russia Fund.

     (a) Investment Advisory Agreement dated December 21, 1999 between Third Millennium Investment Advisors, LLC ("TMIA") and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(d)(8) of PEA No. 19.

(7) Chase Mid-Cap Growth Fund (formerly known as the Newby Fund).

     (a) Investment Advisory Agreement dated August 31, 2002 between Chase Investment Counsel Corp. and the Registrant on behalf of the Chase Mid-Cap Growth Fund is incorporated herein by reference to Exhibit No. 23(d)(7)(a) of PEA No. 24.

     (b) Investment Advisory Agreement dated December 12, 2000 between xGENx, LLC and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23 (d)(9)(a) of PEA No. 21.

     (c) Investment Advisory Agreement dated August 9, 2001 between CCM and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(d)(9)(b) of PEA No. 21.

     (d) Sub-Advisory Agreement dated August 9, 2001 between CCM and xGENx, LLC on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(d)(9)(c) of PEA No. 21.

(8) Investment Advisory Agreement dated April 1, 2003 between the Lara Group, Ltd., and the Registrant on behalf of the Lara U.S. Treasury Fund are incorporated by reference to Exhibit No. 23(d)(8) of PEA No. 31.

(9) FORM OF: Investment Advisory Agreement between Dividend Capital Investments LLC and the Registrant on behalf of the Dividend Capital Realty Income Fund are incorporated by reference to Exhibit No. 23(d)(9) of PEA No. 31.

(10) FORM OF: Investment Advisory Agreement between Commonwealth Capital Management, LLC and the Registrant on behalf of the Vontobel Eastern European Equity Fund is incorporated by reference to Exhibit No. 23(d)(1) of PEA #32.

(e) Underwriting Contracts.

     (1) Distribution Agreement dated August 19, 1997 between First Dominion Capital Corp. ("FDCC") and the Registrant on behalf of Sand Hill Portfolio Manager Fund, CSI Equity Fund, CSI Fixed Income Fund, GenomicsFund (formerly known as GenomicsFund.com), New Market Fund, Third Millennium Russia Fund and Chase Mid-Cap Growth Fund(formerly known as the Newby Fund) is incorporated herein by reference to Exhibit No. 23(e)(1) of PEA No. 19.

(f) Bonus or Profit Sharing Contracts.

      Not Applicable.

(g) Custodian Agreements.

     (1) Custodian Agreement dated October 28, 1998 between Brown Brothers Harriman & Co. ("BBH") and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of Amendment No. 5.

     (2) Foreign Custody Manager Delegation Agreement dated June 26, 1998 between BBH and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of PEA No. 19.

(h) Other Material Contracts.

      (1) Administrative Services.

          (a) Administrative Services Agreement dated August 19, 1997 between Commonwealth Shareholder Services, Inc. ("CSS") and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(a) of PEA No. 19.

          (b) Administrative Services Agreement dated October 14, 1997 between CSS and the Registrant on behalf of the CSI Equity Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(b) of PEA No. 19.

          (c) Administrative Services Agreement dated October 14, 1997 between CSS and the Registrant on behalf of the CSI Fixed Income Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(c) of PEA No. 19.

          (d) Administrative Services Agreement dated September 28, 1998 between CSS and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(h)(5) of Amendment No. 5.

          (e) Administrative Services Agreement dated September 28, 1998 between CSS and the Registrant on behalf of The New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(6) of Amendment No. 5.

          (f) Administrative Services Agreement dated March 1, 2000 between CSS and the Registrant on behalf of GenomicsFund (formerly known as GenomicsFund.com)is incorporated herein by reference to Exhibit 23(h)(2)(f) of PEA No. 11.

          (g) Administrative Services Agreement dated December 12, 2000 between CSS and the Registrant on behalf of the Chase Mid-Cap Growth Fund (formerly known as the Newby Fund) are incorporated herein by reference to Exhibit No. 23(h)(1)(h) of PEA No. 21.

          (h) Administrative Services Agreement dated April 1, 2003 between CSS and the Registrant on behalf of the Lara U.S. Treasury Fund are incorporated by reference to Exhibit No. 23(h)(1)(h) of PEA No. 31.

          (i) FORM OF: Administrative Services Agreement between CSS and the Registrant on behalf of the Dividend Capital Realty Income Fund are incorporated by reference to Exhibit No. 23(h)(1)(i) of PEA No. 31.

      (j) FORM OF: Administrative Services Agreement between CSS and the Registrant on behalf of the Vontobel Eastern European Equity Fund will be provided by amendment.

      (2) Transfer Agent.

          (a) Transfer Agency Agreement dated August 19, 1997 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(2)(a) of PEA No. 19.

          (b) Transfer Agency Agreement dated January 1, 2002 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(2)(b) of PEA No. 24.

      (3) Fund Accounting.

          (a) Accounting Services Agreement dated July 1, 2000 between Commonwealth Fund Accounting and the Registrant on behalf of the Sand Hill Portfolio Manager Fund, CSI Equity Fund, CSI Fixed Income Fund, New Market Fund, Third Millennium Russia Fund, GenomicsFund (formerly known as GenomicsFund.com),Chase
              Mid-Cap Growth Fund (formerly known as the Newby Fund) and
              Lara U.S. Treasury Fund is incorporated herein by reference to Exhibit No. 23(h)(3)(d) of PEA No. 12.

          (b) Accounting Agency Agreement dated October 28, 1998 between BBH and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No.23(h)(3)(b) of PEA No. 19.

      (4) Expense Limitation Agreements.

          (a) Expense Limitation Agreement dated March 1, 2000 between xGENx, LLC and the Registrant on behalf of GenomicsFund (formerly known as GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(h)(4)(c) of PEA No. 19.

          (b) Expense Limitation Agreement dated August 1, 1999 between Virginia Management Investment Corporation and the Registrant on behalf of the New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 19.

          (c) Expense Limitation Agreement dated September 1, 2000 between Third Millennium Investment Advisers, LLC, Commonwealth Capital Management, Inc., FDCC, CSS and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(g) of PEA No. 19.

          (d) Expense Limitation Agreement dated December 1, 2001 between Commonwealth Capital Management, LLC and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 21.

          (e) Expense Limitation Agreement dated September 1, 2002 between Chase Investment Counsel Corp and the Registrant on behalf of the Chase Mid-Cap Growth Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(e) of PEA No.24.

          (f) Expense Limitation Agreement between the Lara Group, Ltd. and the Registrant on behalf of the Lara Treasury Management Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 27.

          (g) Expense Limitation Agreement between The London Company of Virginia and the Registrant on behalf of the New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(g) of PEA No. 28.

          (h) FORM OF: Expense Limitation Agreement between Third Millennium Investment Advisers, LLC and the Registrant on behalf of the Third Millennium Russia Fund are incorporated by reference to Exhibit 23(H)(4)(H) OF PEA #30.

       (i) FORM OF: Expense Limitation Agreement between Commonwealth Capital Management, LLC and the Registrant on behalf of the Vontobel Eastern European Equity Fund will be provided by amendment.

(i) Legal Opinion.

        Legal opinion will be filed by post-effective amendment prior to the effective date of this amendment.

(j) Other Opinions.

(k) OMITTED FINANCIAL STATEMENTS.

      Not Applicable.

(l) Initial Capital Agreements.

      Not Applicable.

(m) Rule 12b-1 Plan.

      (1) Sand Hill Portfolio Manager Fund.

          (a) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(a) of PEA No. 15.

          (b) The Distribution and Services Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(b) of PEA No. 15.

          (c) The Distribution and Services Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(c)of PEA No. 15.

      (2) CSI Equity Fund.

          (a) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(9)(a) of PEA No. 15.

          (b) The Distribution and Services Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(9)(c) of PEA No. 15.

      (3) GenomicsFund (formerly known as GenomicsFund.com).

          (a) The Distribution Plan for Class Y Shares is incorporated herein by reference to Exhibit No. 23(m)(3) of PEA No. 11.

          (b) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(a) of PEA No. 15.

          (c) The Distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(b) of PEA No. 15.

          (d) The Distribution and Service Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(c) of PEA No. 15.

      (4) New Market Fund.

          (a) The Distribution Plan for Class A Shares of the New Market Fund is incorporated herein by reference to Exhibit No. 23(m)(2) of Amendment No. 5.

          (b) The distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(4)(b) of PEA No. 28.

          (c) The Distribution and Service Plan for Class C Shares is incorporated herein be reference to Exhibit No. 23(m)(4)(C) of PEA No. 28.

      (5) Third Millennium Russia Fund.

          (a) The Distribution Plan is incorporated herein by reference to Exhibit No. 23(m)(1) of Amendment No. 5.

          (b) FORM OF: Distribution and Service Plan for Class B Shares.

          (c) FORM OF: Distribution and Service Plan for Class C Shares.

      (6) Chase Mid-Cap Growth Fund (formerly known as the Newby Fund).

          (a) The Distribution Plan for Class C Shares (formerly known as Service Class Shares) is incorporated herein by reference to Exhibit No. 23(m)(7)(a) of PEA No. 13.

          (b) Shareholder Servicing Plan and related Agreement are incorporated herein by reference to Exhibit No. 23(m)(6)(b) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on October 31, 2002 ("PEA No. 25").

      (7) Distribution and Service Plan for Class C Shares of the Lara U.S. Treasury Fund is incorporated herein by reference to Exhibit No. 23(m)(7) of PEA No. 27.

      (8)  Dividend Capital Realty Income Fund.

          (a) FORM OF: The Distribution and Service Plan for Class Y Shares are incorporated by reference to Exhibit No. 23(m)(8)(a) of PEA No. 31.

          (b) FORM OF: The Distribution and Service Plan for Class A Shares incorporated by reference to Exhibit No. 23(m)(8)(B) of PEA No. 31.

          (c) FORM OF: The Distribution and Service Plan for Class B Shares incorporated by reference to Exhibit No. 23(m)(8)(c) of PEA No. 31.

          (d) FORM OF: The Distribution and Service Plan for Class C Shares incorporated by reference to Exhibit No. 23(m)(8)(d) of PEA No. 31.

 (n) Rule 18f-3 Plan.

     (1) Rule 18f-3 Multiple Class Plan for the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(n)(3) of PEA No. 15.

     (2) Rule 18f-3 Multiple Class Plan for the CSI Equity Fund incorporated herein by reference to Exhibit No. 23(n)(4) of PEA No. 19.

     (3) Rule 18f-3 Multiple Class Plan for GenomicsFund (formerly known as GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(n)(5) of PEA No. 19.

     (4) Rule 18f-3 Multiple Class Plan for the Chase Mid-Cap Growth Fund (formerly known as the Newby Fund) is incorporated herein by reference to Exhibit No. 23(n)(6) of PEA No. 19.

     (5) Rule 18f-3 Multiple Class Plan for the Lara U.S. Treasury Fund is incorporated herein by reference to Exhibit No. 23(n)(5) of PEA No. 27.

     (6) Rule 18f-3 Multiple Class Plan for the New Market Fund is incorporated herein by reference to Exhibit No. 23(n)(6) of PEA No. 28.

      (7) Rule 18f-3 Multiple Class Plan for the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(n)(7) of PEA No.30.

      (8) FORM OF: Rule 18f-3 Multiple Class Plan for the Dividend Capital Realty Income Fund is incorporated herein by reference to Exhibit 23(n)(8) of PEA No. 31.

(o) Reserved.

(p) Codes of Ethics.

      (1)  The Code of Ethics of the Registrant, FDCC (the distributor for the
           Registrant), CCM (the investment adviser to GenomicsFund and the
         Vontobel Eastern European Equity Fund), The London Company of Virginia
         (the investment adviser to the New Market Fund), CSI Capital Management, Inc. (the investment adviser to the CSI Equity Fund and CSI Fixed Income Fund), Third Millennium Investment Advisors, LLC (the investment adviser to the Third Millennium Russia Fund), the Lara Group, Ltd. (the investment adviser to the Lara U.S. Treasury Fund) and Dividend Capital Investments LLC (the investment adviser to the Dividend Capital Realty Income Fund) is incorporated herein by reference to Exhibit No. 23(p)(1) of PEA No. 11.

      (2) The Code of Ethics of Sand Hill Advisors, Inc. (the investment adviser to the Sand Hill Portfolio Manager Fund) is incorporated herein by reference to Exhibit No. 23(p)(8) of PEA No. 12.

      (3) The Code of Ethics of Chase Investment Counsel Corporation (the investment adviser to Chase Mid-Cap Growth Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of PEA #24.

(q) Powers-of-Attorney.

      The Power-of-Attorney for each of Messrs. Samuel Boyd, Jr., Paul M. Dickinson and William E. Poist are each incorporated herein by reference to Exhibit O of Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

           None.

Item 25.   Indemnification.

     Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successfuldefenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

     The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the
     capacity  of  director,   officer,   employee,   partner  or  trustee,is
     incorporated herein by reference to Schedules A and D of each investment adviser's or sub-adviser's Form ADV listed opposite such investment adviser's or sub-adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser/Sub-Adviser         Form ADV File No.
--------------------------------------         -----------------

Sand Hill Advisors, Inc.                          801-17601
CSI Capital Management, Inc.                      801-14549
Third Millennium Investment Advisors, LLC         801-55720
The London Company of Virginia                    801-46604
Chase Investment Counsel Corporation              801-3396
The Lara Group, Ltd.                              801-61634
Commonwealth Capital Management, LLC              801-
Dividend Capital Investments, LLC                 801-

Item 27.   Principal Underwriters.

(a) (1) First Dominion Capital Corp., also acts as underwriter to Vontobel Funds, Inc., The World Insurance Trust and Satuit Capital Management Trust.

(b)     (1) First Dominion Capital Corp.

        The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

 (c) Not Applicable.

Item 28.        Location Of Accounts And Records.

     The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a) Sand Hill Advisors, Inc. 245 Lytton Avenue, Suite 250 Palo Alto, CA 94301-1465 (records relating to its function as investment adviser to the Sand Hill Portfolio Manager Fund).

(b) CSI Capital Management, Inc. 445 Bush Street, 5th Floor San Francisco, CA 94108
      (records relating to its function as investment adviser to the CSI Equity Fund and CSI Fixed Income Fund).

(c) Third Millennium Investment Advisors, LLC 1185 Avenue of the Americas New York, NY 10036
      (records relating to its function as investment adviser to the Third Millennium Russia Fund).

(d) The London Company Riverfront Plaza, West Tower 901 E. Byrd Street, Suite 1350A Richmond, VA 23219
      (record relating to its function as investment adviser to The New Market
      Fund).

(e) Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109 (records relating to its functions as custodian for each Fund and accounting agent to the Third Millennium Russia Fund).

(f) Fund Services, Inc. 1500 Forest Avenue, Suite 111 Richmond, Virginia 23229 (records relating to its function as transfer agent to the Funds).

(g) Commonwealth Shareholder Services, Inc. 1500 Forest Avenue, Suite 223 Richmond, VA 23229 (Registrant's Articles of Incorporation, By-Laws, Minute Books and records relating to its function as administrator to the Funds).

(h) First Dominion Capital Corp. 1500 Forest Avenue, Suite 223 Richmond, VA 23229 (records relating to its function as distributor for the Funds).

(i) Commonwealth Fund Accounting, Inc. 1500 Forest Avenue, Suite 223 Richmond, VA 23229
      (records relating to its function as fund accounting agent for the Funds it services).

(j)   Chase Investment Counsel Corporation
      300 Preston Avenue, Suite 403
      Charlottesville, VA  22902-50912
      (records relating to its function as investment adviser to Chase Mid-Cap Growth Fund).

(k) The Lara Group, Ltd. 8000 Towers Crescent Drive, Suite 660 Vienna, VA 22182-2700 (records relating to its function as investment adviser to the Lara
       U.S. Treasury Fund).

(l) Commonwealth Capital Management, LLC 1500 Forest Avenue, Suite 223 Richmond, VA 23229 (records relating to its function as the investment adviser to
       GenomicsFund and the Vontobel Eastern European Equity Fund series).

(m) Dividend Capital Investments, LLC 518 17th Street, Suite 1700 Denver, CO 80202 (records relating to its function as the investment adviser to the Dividend Capital Realty Income Fund.)

Item 29.   Management Services.

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 30.   Undertakings.

           None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 28th day of October, 2003.

                                THE WORLD FUNDS, INC.

                               By:  /s/ John Pasco, III
                                  ---------------------
                                    John Pasco, III,
                                    Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.


Signature                 Title               Date

/s/ John Pasco, III
--------------------
John Pasco, III      Director, Chairman       October 28, 2003
                     Chief Executive
                     Officer and Chief
                     Financial Officer

*/s/ Samuel Boyd, Jr.
---------------------
Samuel Boyd, Jr.          Director             October 28, 2003


*/s/ Paul M. Dickinson
-----------------------
Paul M. Dickinson         Director             October 28, 2003


*/s/ William E. Poist
----------------------
William E. Poist          Director             October 28, 2003



*By:  /s/ John Pasco, III
      --------------------
      John Pasco, III
      Attorney-in-fact
      pursuant to Powers-of-Attorney on file.